UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

73 Tremont Street, Boston, Massachusetts  02108

(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

73 Tremont Street

Boston, Massachusetts  02108

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 to June 30, 2006

Item 1. Schedule of Investments.

The registrant’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Kiewit Investment Fund LLLP
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2006 (Unaudited)
Market
Shares	Value
EQUITY INVESTMENTS (55.0%)
Common Stocks (Active & Passive Equities)(32.5%)
Consumer Discretionary (4.0%)
99 Cents Only Stores*	100	$ 1,046
Aaron Rents, Inc.	100	2,688
Abercrombie & Fitch Co.	300	16,629
AC Moore Arts & Crafts, Inc.*	100	1,631
Advance Auto Parts, Inc.	400	11,560
Advo, Inc.	100	2,461
Aeropostale, Inc.*	200	5,778
AFC Enterprises*	100	1,275
Aftermarket Technology Corp.*	100	2,485
Alderwoods Group, Inc.*	100	1,946
Amazon.Com, Inc.*	1,100	42,548
Ambassadors Group, Inc.	100	2,888
American Axle & Manufacturing Holdings, Inc.	100	1,711
American Eagle Outfitters	400	13,616
American Greetings Corp. (Class A)	200	4,202
Ameristar Casinos, Inc.	100	1,945
AnnTaylor Stores Corp.*	200	8,676
Apollo Group, Inc. (Class A)*	500	25,835
Applebees International, Inc.	300	5,766
Arbitron, Inc.	100	3,833
Arctic Cat, Inc.	100	1,951
ArvinMeritor, Inc.	200	3,438
Audible, Inc.*	100	909
Audiovox Corp.*	100	1,366
Autoliv, Inc.	300	16,971
Autonation, Inc.*	547	11,728
Autozone, Inc.*	2,150	189,630
Aztar Corp.*	100	5,196
Bally Technologies, Inc.*	200	3,294
Barnes & Noble, Inc.	200	7,300
Beazer Homes USA, Inc.	200	9,174
Bebe Stores, Inc.	100	1,542
Bed Bath & Beyond, Inc.*	1,000	33,170
Belo Corp. (Class A)	300	4,680
Best Buy Co., Inc.	1,400	76,776
Big 5 Sporting Goods Corp.	100	1,950
Big Lots, Inc.*	400	6,832
BJ's Restaurants, Inc.*	100	2,234
Black & Decker Corp.	300	25,338
Blockbuster, Inc. (Class A)*	600	2,988
Blount International, Inc.*	100	1,202
Blue Nile, Inc.*	100	3,216
Bluegreen Corp.*	100	1,146
Blyth, Inc.	100	1,846
Bob Evans Farms, Inc.	100	3,001
Borders Group, Inc.	200	3,692
BorgWarner, Inc.	200	13,020
Boyd Gaming Corp.	100	4,036
Bright Horizons Family Solutions, Inc.*	100	3,769
Brinker International, Inc.	300	10,890
Brookfield Homes Corp.	88	2,900
Brown Shoe Co., Inc.	150	5,112
Brunswick Corp.	300	9,975
Build-A-Bear Workshop, Inc.*	100	2,151
Building Material Holding Corp.	200	5,574
Burger King Holdings, Inc.*	100	1,575
Cabela's, Inc. (Class A)*	100	1,926
Cablevision Systems Corp.	700	15,015
California Pizza Kitchen, Inc.*	100	2,748
Callaway Golf Co.	300	3,897
Career Education Corp.*	300	8,967
Carmax, Inc.*	400	14,184
Carter's, Inc.*	200	5,286
Catalina Marketing Corp.	200	5,692
Cato Corp. (Class A)	100	2,585
CBRL Group, Inc.	200	6,784
CBS Corp. (Class B)	2,400	64,920
CEC Entertainment, Inc.*	100	3,212
Centex Corp.	400	20,120
Champion Enterprises, Inc.*	300	3,312
Charming Shoppes, Inc.*	400	4,496
Charter Communications, Inc. (Class A)*	1,000	1,130
Cheesecake Factory *	300	8,085
Chico's FAS, Inc.*	600	16,188
Childrens Place Retail Stores, Inc. *	100	6,005
Choice Hotels International, Inc.	100	6,060
Christopher & Banks Corp.	100	2,900
Circuit City Stores, Inc.	600	16,332
Citadel Broadcasting Corp.	200	1,780
CKE Restaurants, Inc.	200	3,322
CKX, Inc.*	100	1,357
Claire's Stores, Inc.	300	7,653
Clear Channel Communications, Inc.	1,800	55,710
Clear Channel Outdoor Holdings, Inc. (Class A)*	100	2,096
Coach, Inc.*	1,300	38,870
Coldwater Creek, Inc.*	150	4,014
Columbia Sportswear Co.*	100	4,526
Comcast Corp. (Class A)*	6,600	216,084
Cooper Tire & Rubber Co.	200	2,228
Corinthian Colleges, Inc.*	300	4,308
Cost Plus, Inc.*	100	1,466
Cox Radio, Inc. (Class A)*	100	1,442
CSK Auto Corp.*	200	2,394
Cumulus Media, Inc.(Class A)*	200	2,134
Darden Restaurants, Inc.	500	19,700
Denny's Corp.*	300	1,107
DeVry, Inc.*	200	4,394
Dick's Sporting Goods, Inc.*	100	3,960
Dillard's, Inc. (Class A)	200	6,370
DIRECTV Group, Inc. *	2,700	44,550
Discovery Holding Co. (Class A)*	900	13,167
Dollar General Corp.	1,100	15,378
Dollar Tree Stores, Inc.*	400	10,600
Domino's Pizza, Inc.	100	2,474
Dow Jones & Co., Inc.	200	7,002
DR Horton, Inc.	1,100	26,202
DreamWorks Animation SKG, Inc. (Class A)*	100	2,290
Dress Barn, Inc.*	200	5,070
Drew Industries, Inc.*	100	3,240
DSW, Inc. (Class A)*	100	3,642
Eastman Kodak Co.	1,000	23,780
EchoStar Communications Corp. (Class A)*	800	24,648
Educate, Inc.*	100	766
Emmis Communications Corp. (Class A)*	100	1,564
Entercom Communications Corp.	100	2,616
Entravision Communications Corp. (Class A)*	300	2,571
Ethan Allen Interiors, Inc.	100	3,655
EW Scripps Co. (Class A)	300	12,942
Expedia, Inc.*	700	10,479
Family Dollar Stores, Inc.	500	12,215
Federated Department Stores, Inc.	1,922	70,345
Finish Line (Class A)	100	1,183
Fleetwood Enterprises, Inc.*	200	1,508
Foot Locker, Inc.	500	12,245
Ford Motor Co.	6,100	42,273
Fortune Brands, Inc.	500	35,505
Fossil, Inc.*	200	3,602
Fred's, Inc.	100	1,335
Furniture Brands International, Inc.	200	4,168
GameStop Corp. (Class A)*	200	8,400
Gannett Co., Inc.	800	44,744
Gap, Inc.	1,800	31,320
Gaylord Entertainment Co.*	100	4,364
Gemstar-TV Guide International, Inc.*	800	2,816
General Motors Corp.	1,600	47,664
Genesco, Inc.*	100	3,387
Gentex Corp.	500	7,000
Genuine Parts Co.	600	24,996
Getty Images, Inc.*	200	12,702
Goodyear Tire & Rubber Co. *	500	5,550
Gray Television, Inc.	200	1,158
Great Wolf Resorts, Inc.*	100	1,201
Group 1 Automotive, Inc.	100	5,634
GSI Commerce, Inc.*	100	1,353
GTECH Holdings Corp.	400	13,912
Guess ?, Inc.*	100	4,175
Guitar Center, Inc.*	100	4,447
Gymboree Corp.*	100	3,476
H&R Block, Inc.	1,100	26,246
Harley-Davidson, Inc.	900	49,401
Harman International Industries, Inc.	200	17,074
Harrah's Entertainment, Inc.	600	42,708
Harte-Hanks, Inc.	200	5,128
Hasbro, Inc.	600	10,866
Hearst-Argyle Television, Inc.	100	2,206
Hibbett Sporting Goods, Inc.*	150	3,585
Hilton Hotels Corp.	1,300	36,764
Hollinger International, Inc. (Class A)	200	1,606
Home Depot, Inc.	7,200	257,688
HOT Topic, Inc.*	200	2,302
Hovnanian Enterprises, Inc. (Class A)*	200	6,016
IAC/InterActiveCorp.*	600	15,894
Iconix Brand Group, Inc.*	100	1,634
Ihop Corp.	100	4,808
Interactive Data Corp.*	100	2,009
Interface, Inc. (Class A)*	200	2,290
International Game Technology	1,200	45,528
International Speedway Corp. (Class A)	100	4,637
Interpublic Group of Cos., Inc.*	1,400	11,690
Isle of Capri Casinos, Inc.*	100	2,565
ITT Educational Services, Inc.*	200	13,162
Jack in the Box, Inc.*	100	3,920
Jackson Hewitt Tax Service, Inc.	100	3,135
Jakks Pacific, Inc.*	100	2,009
Jarden Corp.*	200	6,090
JC Penney Co., Inc.	800	54,008
Jo-Ann Stores, Inc.*	100	1,465
John Wiley & Sons, Inc. (Class A)	200	6,640
Johnson Controls, Inc.	2,875	236,383
Jones Apparel Group, Inc.	400	12,716
JOS A Bank Clothiers, Inc.*	125	2,995
Journal Communications, Inc. (Class A)	100	1,124
Journal Register Co.	100	896
K2, Inc.*	200	2,188
KB HOME	300	13,755
Kellwood Co.	100	2,927
Keystone Automotive Industries, Inc.*	100	4,222
Kimball International, Inc. (Class B)	100	1,971
Kohl's Corp.*	1,200	70,944
Krispy Kreme Doughnuts, Inc.*	200	1,628
K-Swiss, Inc. (Class A)	100	2,670
Lamar Advertising Co. (Class A)*	300	16,158
Landry's Restaurants, Inc.	100	3,245
Las Vegas Sands Corp.*	500	38,930
Laureate Education, Inc.*	200	8,526
La-Z-Boy, Inc.	200	2,800
Leapfrog Enterprises, Inc.*	100	1,010
Lear Corp.	200	4,442
Lee Enterprises, Inc.	200	5,390
Leggett & Platt, Inc.	600	14,988
Lennar Corp. (Class A)	500	22,185
Levitt Corp. (Class A)	100	1,600
Liberty Global, Inc. (Class A)*	727	15,631
Liberty Global, Inc. (Class C)*	737	15,160
Liberty Media Holding Corp. - Interactive*	2,400	41,424
Liberty Media Holding Corp. - Capital*	480	40,210
Life Time Fitness, Inc.*	100	4,627
Lin TV Corp. (Class A)*	100	755
Lithia Motors, Inc. (Class A)	100	3,032
Live Nation, Inc.*	225	4,581
Liz Claiborne, Inc.	400	14,824
LKQ Corp.*	200	3,800
Lone Star Steakhouse & Saloon, Inc.	100	2,623
Lowe's Cos., Inc.	2,700	163,809
Ltd. Brands	1,200	30,708
Luby's, Inc.*	100	1,043
Magna International, Inc. (Class A)	3,650	262,691
Marcus Corp.	100	2,088
MarineMax, Inc.*	100	2,623
Marriott International, Inc. (Class A)	1,200	45,744
Martha Stewart Living Omnimedia (Class A)*	100	1,671
Marvel Entertainment, Inc.*	200	4,000
Mattel, Inc.	1,300	21,463
Matthews International Corp. (Class A)	100	3,447
McClatchy Co. (Class A)	254	10,172
McDonald's Corp.	4,200	141,120
McGraw-Hill Cos., Inc.	1,200	60,276
MDC Holdings, Inc.	100	5,193
Media General, Inc. (Class A)	100	4,189
Mediacom Communications Corp. (Class A)*	200	1,246
Men's Wearhouse, Inc.	200	6,060
Meredith Corp.	100	4,954
Meritage Homes Corp.*	100	4,725
MGM Mirage*	400	16,320
Michaels Stores, Inc.	500	20,620
Midas, Inc.*	100	1,840
Modine Manufacturing Co.	100	2,336
Mohawk Industries, Inc.*	200	14,070
Monaco Coach Corp.	100	1,270
Movado Group, Inc.	100	2,295
Multimedia Games, Inc.*	100	1,013
Nautilus, Inc.	100	1,571
NetFlix, Inc.*	100	2,721
New York Times Co. (Class A)	500	12,270
Newell Rubbermaid, Inc.	900	23,247
News Corp. (Class A)	7,800	149,604
Nike, Inc. (Class B)	700	56,700
Nordstrom, Inc.	800	29,200
NTL, Inc.	980	24,402
Nutri/System, Inc.*	100	6,213
NVR, Inc.*	18	8,843
Oakley, Inc.	100	1,685
O'Charleys, Inc.*	100	1,700
Office Depot, Inc.*	1,000	38,000
OfficeMax, Inc.	200	8,150
Omnicom Group, Inc.	600	53,454
O'Reilly Automotive, Inc.*	400	12,476
OSI Restaurant Partners, Inc.	200	6,920
Oxford Industries, Inc.	100	3,941
Pacific Sunwear of California *	300	5,379
Panera Bread Co. (Class A)*	100	6,724
Pantry, Inc.*	100	5,754
Papa John's International, Inc.*	200	6,640
Payless Shoesource, Inc.*	200	5,434
Penn National Gaming, Inc.*	200	7,756
PEP Boys-Manny Moe & Jack	200	2,346
Petco Animal Supplies, Inc.*	200	4,086
PetSmart, Inc.	500	12,800
PF Chang's China Bistro, Inc.*	100	3,802
Phillips-Van Heusen	200	7,632
Pier 1 Imports, Inc.	300	2,094
Pinnacle Entertainment, Inc.*	200	6,130
Playboy Enterprises, Inc. (Class B)*	100	998
Polaris Industries, Inc.	200	8,660
Polo Ralph Lauren Corp.	200	10,980
Pool Corp.	200	8,726
Priceline.com, Inc.*	100	2,986
Primedia, Inc.*	500	915
ProQuest Co.*	100	1,229
Pulte Homes, Inc.	700	20,153
Quiksilver, Inc.*	400	4,872
Radio One, Inc. (Class D)*	300	2,220
RadioShack Corp.	5,375	75,250
Rare Hospitality International, Inc.*	100	2,876
RC2 Corp.*	100	3,866
RCN Corp.*	100	2,493
Reader's Digest Association, Inc.	300	4,188
Red Robin Gourmet Burgers, Inc.*	100	4,256
Regal Entertainment Group (Class A)	200	4,064
Regis Corp.	200	7,122
Rent-A-Center, Inc.*	200	4,972
RH Donnelley Corp.	220	11,895
Ross Stores, Inc.	500	14,025
Ruby Tuesday, Inc.	200	4,882
Russell Corp.	100	1,816
Ryan's Restaurant Group, Inc.*	100	1,191
Ryland Group, Inc.	200	8,714
Saks, Inc.	400	6,468
Scholastic Corp.*	100	2,597
Scientific Games Corp.*	200	7,124
Sears Holdings Corp.*	247	38,245
Select Comfort Corp.*	150	3,446
Service Corp. International/US	1,000	8,140
ServiceMaster Co.	1,000	10,330
Sherwin-Williams Co.	400	18,992
Shuffle Master, Inc.*	100	3,278
Sinclair Broadcast Group, Inc. (Class A)	200	1,712
Sirius Satellite Radio, Inc.*	5,100	24,225
Six Flags, Inc.*	300	1,686
Skechers U.S.A., Inc. (Class A)*	100	2,411
Snap-On, Inc.	200	8,084
Sonic Corp.*	300	6,237
Sonic Automotive, Inc.	100	2,218
Sotheby's (Class A)*	200	5,250
Source Interlink Cos., Inc.*	100	1,190
Spanish Broadcasting System, Inc.*	100	511
Speedway Motorsports, Inc.	100	3,774
Stage Stores, Inc.	100	3,300
Stamps.com, Inc.*	100	2,782
Standard-Pacific Corp.	200	5,140
Stanley Works	300	14,166
Staples, Inc.	2,500	60,800
Starbucks Corp.*	2,700	101,952
Starwood Hotels & Resorts Worldwide, Inc.	800	48,272
Station Casinos, Inc.	200	13,616
Steak N Shake Co. *	100	1,514
Stein Mart, Inc.	100	1,480
Steven Madden Ltd.	150	4,443
Stewart Enterprises, Inc.	400	2,300
Stride Rite Corp.	100	1,319
Superior Industries International, Inc.	100	1,829
Talbots, Inc.	100	1,845
Target Corp.	3,000	146,610
Technical Olympic USA, Inc.	100	1,436
Tempur-Pedic International, Inc.*	100	1,351
Tenneco, Inc.*	200	5,200
Texas Roadhouse, Inc. (Class A)*	200	2,704
Thor Industries, Inc.	100	4,845
Tiffany & Co.	500	16,510
Tim Hortons, Inc.*	100	2,575
Timberland Co. (Class A)*	200	5,220
Time Warner, Inc.	14,400	249,120
Tivo, Inc.*	200	1,430
TJX Cos., Inc.	11,600	265,176
Toll Brothers, Inc.*	400	10,228
Too, Inc.*	100	3,839
Tractor Supply Co.*	100	5,527
Triarc Cos., Inc. (Class B)	200	3,126
Tribune Co.	800	25,944
Trump Entertainment Resorts, Inc.*	100	2,015
TRW Automotive Holdings Corp.*	100	2,728
Tuesday Morning Corp.	100	1,315
Tupperware Brands Corp.	200	3,938
Under Armour, Inc. (Class A)*	100	4,262
United Auto Group, Inc.	200	4,270
Universal Technical Institute, Inc.*	100	2,202
Univision Communications, Inc. (Class A)*	700	23,450
Urban Outfitters, Inc.*	400	6,996
Vail Resorts, Inc.*	100	3,710
Valassis Communications, Inc.*	200	4,718
Valuevision Media, Inc. (Class A)*	100	1,103
VF Corp.	300	20,376
Viacom, Inc. (Class B)*	2,200	78,848
Visteon Corp.*	400	2,884
Walt Disney Co.	7,460	223,799
Warnaco Group, Inc. *	200	3,736
Warner Music Group Corp.	300	8,844
Washington Post Co. (Class B)	18	14,040
WCI Communities, Inc.*	100	2,014
Weight Watchers International, Inc.	200	8,178
Wendy's International, Inc.	400	23,316
Westwood One, Inc.	300	2,250
Whirlpool Corp.	4,085	337,624
Williams-Sonoma, Inc.	400	13,620
Winnebago Industries, Inc.	100	3,104
WMS Industries, Inc.*	100	2,739
Wolverine World Wide, Inc.	200	4,666
Wynn Resorts Ltd.*	200	14,660
XM Satellite Radio Holdings, Inc. (Class A)*	900	13,185
Yankee Candle Co., Inc.	200	5,002
Yum! Brands, Inc.	900	45,243
Zale Corp.*	200	4,818
6,768,777
Consumer Staples (2.6%)
Alberto-Culver Co.	300	14,616
Alliance One International, Inc.	300	1,332
Altria Group, Inc.	7,100	521,353
Anheuser-Busch Cos., Inc.	2,700	123,093
Archer-Daniels-Midland Co.	2,300	94,944
Avon Products, Inc.	1,600	49,600
BJ's Wholesale Club, Inc.*	200	5,670
Brown-Forman Corp. (Class B)	200	14,290
Campbell Soup Co.	800	29,688
Casey's General Stores, Inc.	200	5,002
Central European Distribution Corp.*	150	3,774
Central Garden & Pet Co.*	100	4,305
Chattem, Inc.*	100	3,037
Chiquita Brands International, Inc.	100	1,378
Church & Dwight Co., Inc.	200	7,284
Clorox Co.	500	30,485
Coca-Cola Co.	6,900	296,838
Coca-Cola Enterprises, Inc.	1,000	20,370
Colgate-Palmolive Co.	1,800	107,820
ConAgra Foods, Inc.	1,800	39,798
Constellation Brands, Inc. (Class A)*	700	17,500
Corn Products International, Inc.	300	9,180
Costco Wholesale Corp.	1,600	91,408
CVS Corp.	2,800	85,960
Dean Foods Co.*	500	18,595
Del Monte Foods Co.	700	7,861
Delta & Pine Land Co.	100	2,940
Elizabeth Arden, Inc.*	100	1,788
Energizer Holdings, Inc.*	200	11,714
Estee Lauder Cos., Inc.	400	15,468
Flowers Foods, Inc.	200	5,728
General Mills, Inc.	1,200	61,992
Gold Kist, Inc.*	200	2,674
Great Atlantic & Pacific Tea Co.	100	2,272
Hain Celestial Group, Inc.*	100	2,576
Hansen Natural Corp.*	100	19,037
HJ Heinz Co.	1,200	49,464
Hershey Co.	600	33,042
Hormel Foods Corp.	300	11,142
JM Smucker Co.	200	8,940
Kellogg Co.	900	43,587
Kimberly-Clark Corp.	5,100	314,670
Kraft Foods, Inc.	800	24,720
Kroger Co.	2,600	56,836
Lancaster Colony Corp.	100	3,947
Lance, Inc.	100	2,302
Loews Corp. - Carolina Group	300	15,411
Longs Drug Stores Corp.	100	4,562
McCormick & Co., Inc.	500	16,775
Molson Coors Brewing Co. (Class B)	200	13,576
NBTY, Inc.*	200	4,782
Nu Skin Enterprises, Inc. (Class A)	200	2,970
Pathmark Stores, Inc.*	100	941
PepsiAmericas, Inc.	200	4,422
Pepsi Bottling Group, Inc.	500	16,075
PepsiCo, Inc.	5,600	336,224
Performance Food Group Co.*	200	6,076
Pilgrim's Pride Corp.	100	2,580
Playtex Products, Inc.*	100	1,043
Prestige Brands Holdings, Inc.*	100	997
Procter & Gamble Co.	11,202	622,831
RalCorp Holdings, Inc.*	100	4,253
Revlon, Inc. (Class A)*	552	696
Reynolds American, Inc.	300	34,590
Rite Aid Corp.*	1,700	7,208
Ruddick Corp.	100	2,451
Safeway, Inc.	1,500	39,000
Sanderson Farms, Inc.	100	2,799
Sara Lee Corp.	17,800	285,156
Smithfield Foods, Inc.*	300	8,649
Spectrum Brands, Inc.*	100	1,292
Supervalu, Inc.	718	22,043
Sysco Corp.	2,200	67,232
Tootsie Roll Industries, Inc.	103	3,000
Topps Co., Inc.	100	822
TreeHouse Foods, Inc.*	100	2,389
Tyson Foods, Inc. (Class A)	800	11,888
United Natural Foods, Inc.*	100	3,302
Universal Corp./Richmond VA	100	3,722
UST, Inc.	600	27,114
Vector Group Ltd.	105	1,706
Wal-Mart Stores, Inc.	8,400	404,628
WD-40 Co.	100	3,357
Walgreen Co.	3,500	156,940
Weis Markets, Inc.	100	4,120
Whole Foods Market, Inc.	500	32,320
Wild Oats Markets, Inc.*	100	1,960
WM Wrigley Jr Co.	750	34,020
4,495,942
Energy (2.6%)
Alpha Natural Resources, Inc.*	200	3,924
Anadarko Petroleum Corp.	1,600	76,304
Apache Corp.	1,100	75,075
Arch Coal, Inc.	500	21,185
Atlas America, Inc.*	150	6,722
ATP Oil & Gas Corp.*	100	4,193
Atwood Oceanics, Inc.*	100	4,960
Baker Hughes, Inc.	1,200	98,220
Bill Barrett Corp.*	100	2,961
Berry Petroleum Co. (Class A)	200	6,630
BJ Services Co.	1,100	40,986
BP plc ADR	2,200	153,142
Bristow Group, Inc.*	100	3,600
Cabot Oil & Gas Corp.	200	9,800
Cameron International Corp.*	400	19,108
CARBO Ceramics, Inc.	100	4,913
Carrizo Oil & Gas, Inc.*	100	3,131
Cheniere Energy, Inc.*	200	7,800
Chesapeake Energy Corp.	1,200	36,300
Chevron Corp.	7,500	465,450
Cimarex Energy Co.	300	12,900
CNX Gas Corp.*	100	3,000
Complete Production Services, Inc.*	100	2,364
Comstock Resources, Inc.*	100	2,986
ConocoPhillips	5,637	369,393
Consol Energy, Inc.	600	28,032
Delta Petroleum Corp.*	100	1,713
Denbury Resources, Inc.*	400	12,668
Devon Energy Corp.	1,500	90,615
Diamond Offshore Drilling, Inc.	200	16,786
Dresser-Rand Group, Inc.*	100	2,348
Edge Petroleum Corp.*	100	1,998
El Paso Corp.	2,200	33,000
Encore Acquisition Co.*	200	5,366
Energy Partners Ltd.*	100	1,895
ENSCO International, Inc.	500	23,010
EOG Resources, Inc.	800	55,472
EXCO Resources, Inc.*	200	2,280
Exxon Mobil Corp.	20,600	1,263,810
FMC Technologies, Inc.*	200	13,492
Forest Oil Corp.*	200	6,632
Foundation Coal Holdings, Inc.	200	9,386
Frontier Oil Corp.	400	12,960
Gasco Energy, Inc.*	200	890
Giant Industries, Inc.*	100	6,655
Global Industries Ltd.*	300	5,010
Grant Prideco, Inc.*	500	22,375
Grey Wolf, Inc.*	600	4,620
Gulfmark Offshore, Inc.*	100	2,583
Halliburton Co.	1,800	133,578
Hanover Compressor Co.*	300	5,634
Harvest Natural Resources, Inc.*	100	1,354
Helix Energy Solutions Group, Inc.*	300	12,108
Helmerich & Payne, Inc.	200	12,052
Hercules Offshore, Inc.*	100	3,500
Hess Corp.	900	47,565
Holly Corp.	200	9,640
Hornbeck Offshore Services, Inc.*	100	3,552
Houston Exploration Co.*	100	6,119
Hydril*	100	7,852
Input/Output, Inc.*	200	1,890
International Coal Group, Inc.*	400	2,876
James River Coal Co.*	100	2,649
KCS Energy, Inc.*	200	5,940
Kerr-McGee Corp.	800	55,480
KFX, Inc.*	200	3,056
Kinder Morgan, Inc.	400	39,956
Lone Star Technologies, Inc.*	100	5,402
Lufkin Industries, Inc.	100	5,943
Marathon Oil Corp.	1,200	99,960
Mariner Energy, Inc.*	200	3,674
Massey Energy Co.	300	10,800
Maverick Tube Corp.*	100	6,319
McMoRan Exploration Co.*	100	1,760
Meridian Resource Corp.*	300	1,050
Murphy Oil Corp.	600	33,516
National Oilwell Varco, Inc.*	600	37,992
Newfield Exploration Co.*	400	19,576
Newpark Resources*	300	1,845
Noble Energy, Inc.	600	28,116
NS Group, Inc.*	100	5,508
Occidental Petroleum Corp.	1,484	152,184
Oceaneering International, Inc.*	200	9,170
Oil States International, Inc.*	200	6,856
Overseas Shipholding Group	100	5,915
Pacific Ethanol, Inc.*	100	2,312
Parallel Petroleum Corp.*	100	2,471
Parker Drilling Co.*	300	2,154
Patterson-UTI Energy, Inc.	600	16,986
Peabody Energy Corp.	900	50,175
Penn Virginia Corp.	100	6,988
PetroHawk Energy Corp.*	200	2,520
Petroleum Development Corp.*	100	3,770
Petroquest Energy, Inc.*	100	1,228
Pioneer Drilling Co.*	100	1,544
Pioneer Natural Resources Co.	500	23,205
Plains Exploration & Production Co.*	300	12,162
Pogo Producing Co.	200	9,220
Pride International, Inc.*	600	18,738
Quicksilver Resources, Inc.*	200	7,362
Range Resources Corp.	450	12,235
Remington Oil & Gas Corp.*	100	4,397
Rentech, Inc.*	500	2,325
Rosetta Resources, Inc.*	200	3,324
Rowan Cos., Inc.	400	14,236
RPC, Inc.	150	3,642
SEACOR Holdings, Inc.*	100	8,210
Smith International, Inc.	700	31,129
Southwestern Energy Co.*	600	18,696
St. Mary Land & Exploration Co.	200	8,050
Stone Energy Corp.*	100	4,655
Sunoco, Inc.	500	34,645
Superior Energy Services*	300	10,170
Swift Energy Co.*	100	4,293
Syntroleum Corp.*	100	607
Tesoro Corp.	200	14,872
Tetra Technologies, Inc.*	200	6,058
Tidewater, Inc.	200	9,840
Todco (Class A)	200	8,170
Toreador Resources Corp.*	100	2,813
Transmontaigne, Inc.*	100	1,121
Unit Corp.*	200	11,378
Universal Compression Holdings, Inc.*	100	6,297
USEC, Inc.	300	3,555
Vaalco Energy, Inc.*	200	1,952
Valero Energy Corp.	2,100	139,692
Veritas DGC, Inc.*	100	5,158
W&T Offshore, Inc.	100	3,889
W-H Energy Services, Inc.*	100	5,083
Warren Resources, Inc.*	200	2,872
Western Gas Resources, Inc.	200	11,970
Western Refining, Inc.	100	2,158
Whiting Petroleum Corp.*	100	4,187
Williams Cos., Inc.	2,000	46,720
World Fuel Services Corp.	100	4,569
XTO Energy, Inc.	1,200	53,124
4,515,957
Financials (7.9%)
21st Century Insurance Group	100	1,440
Aames Investment Corp. (REIT)	200	998
Acadia Realty Trust (REIT)	100	2,365
Accredited Home Lenders Holding Co.*	100	4,781
Advance America Cash Advance Centers, Inc.	200	3,508
Advanta Corp. (Class B)	100	3,595
Affiliated Managers Group, Inc.*	100	8,689
Affordable Residential Communities*	100	1,075
Aflac, Inc.	1,700	78,795
AG Edwards, Inc.	300	16,596
Alabama National Bancorporation	100	6,815
Alexandria Real Estate Equities, Inc. (REIT)	100	8,868
Alfa Corp.	100	1,656
Alleghany Corp.*	16	4,422
Allied Capital Corp.	500	14,385
Allstate Corp.	8,600	470,678
AMB Property Corp. (REIT)	300	15,165
AMBAC Financial Group, Inc.	400	32,440
Amcore Financial, Inc.	100	2,931
American Campus Communities, Inc. (REIT)	100	2,485
American Capital Strategies Ltd.	500	16,740
American Equity Investment Life Holding Co.	100	1,066
American Express Co.	3,700	196,914
American Financial Group, Inc./OH	200	8,580
American Financial Realty Trust (REIT)	400	3,872
American Home Mortgage Investment Corp. (REIT)	200	7,372
American International Group, Inc.	7,500	442,875
AmeriCredit Corp.*	500	13,960
Ameriprise Financial, Inc.	720	32,162
AmerUs Group Co.	100	5,855
AmSouth Bancorp	1,200	31,740
Anchor Bancorp Wisconsin, Inc.	100	3,017
Annaly Mortgage Management, Inc. (REIT)	600	7,686
Anthracite Capital, Inc. (REIT)	200	2,432
Anworth Mortgage Asset Corp. (REIT)	200	1,660
AON Corp.	5,275	183,676
Apartment Investment & Management Co. (REIT)	300	13,035
Apollo Investment Corp.	213	3,936
Archstone-Smith Trust (REIT)	700	35,609
Argonaut Group, Inc.*	100	3,004
Arthur J Gallagher & Co.	300	7,602
Ashford Hospitality Trust, Inc. (REIT)	100	1,262
Associated Banc-Corp.	500	15,765
Assurant, Inc.	400	19,360
Astoria Financial Corp.	300	9,135
AvalonBay Communities, Inc. (REIT)	300	33,186
Bancorpsouth, Inc.	300	8,175
Bank of America Corp.	15,554	748,147
Bank of Hawaii Corp.	200	9,920
Bank Mutual Corp.	200	2,444
Bank of New York Co., Inc.	2,700	86,940
BankAtlantic Bancorp, Inc. (Class A)	100	1,484
BankFinancial Corp.	100	1,730
Bankunited Financial Corp.	100	3,052
BB&T Corp.	1,866	77,607
Bear Stearns Cos., Inc.	400	56,032
BioMed Realty Trust, Inc. (REIT)	200	5,988
BlackRock, Inc./New York (Class A)	100	13,917
BOK Financial Corp.	100	4,967
Boston Private Financial Holdings, Inc.	100	2,790
Boston Properties, Inc. (REIT)	400	36,160
Brandywine Realty Trust (REIT)	269	8,654
BRE Properties, Inc. (REIT)	200	11,000
Bristol West Holdings, Inc.	100	1,600
Brookline Bancorp, Inc.	200	2,754
Brown & Brown, Inc.	400	11,688
Calamos Asset Management, Inc. (Class A)	100	2,899
Camden Property Trust (REIT)	200	14,710
Capital One Financial Corp.	1,051	89,808
CapitalSource, Inc. (REIT)	321	7,531
Capitol Federal Financial	100	3,429
CarrAmerica Realty Corp. (REIT)	200	8,910
Cascade Bancorp	100	2,851
Cash America International, Inc.	100	3,200
Cathay General Bancorp (Class B)	200	7,276
CB Richard Ellis Group, Inc. (Class A)*	600	14,940
CBL & Associates Properties, Inc. (REIT)	200	7,786
CBOT Holdings, Inc.* (Class A)	200	23,918
Cedar Shopping Centers, Inc. (REIT)	100	1,472
Centennial Bank Holdings, Inc.*	200	2,068
Central Pacific Financial Corp.	100	3,870
Charles Schwab Corp.	3,600	57,528
CharterMac	200	3,742
Chemical Financial Corp.	100	3,060
Chicago Mercantile Exchange Holdings, Inc.	112	55,009
Chittenden Corp.	200	5,170
Chubb Corp.	1,400	69,860
Cincinnati Financial Corp.	600	28,206
CIT Group, Inc.	700	36,603
Citigroup, Inc.	23,175	1,117,962
Citizens Banking Corp.	100	2,441
City Holding Co.	100	3,614
City National Corp./Beverly Hills, CA	100	6,509
Clark, Inc.	100	1,320
CNA Financial Corp.*	100	3,296
Colonial BancGroup, Inc.	500	12,840
Colonial Properties Trust (REIT)	200	9,880
Columbia Banking System, Inc.	100	3,738
Comerica, Inc.	3,675	191,063
Commerce Bancorp, Inc./NJ	600	21,402
Commerce Bancshares, Inc./Kansas City, MO	210	10,510
Commerce Group, Inc.	200	5,908
Commercial Capital Bancorp, Inc.	200	3,150
Community Bank System, Inc.	100	2,017
Community Banks, Inc.	105	2,730
Community Trust Bancorp, Inc.	100	3,493
Compass Bancshares, Inc.	400	22,240
CompuCredit Corp.*	100	3,844
Conseco, Inc.*	500	11,550
Corporate Office Properties Trust SBI MD (REIT)	100	4,208
Corus Bankshares, Inc.	200	5,236
Countrywide Financial Corp.	2,100	79,968
Cousins Properties, Inc. (REIT)	100	3,093
Crescent Real Estate EQT Co. (REIT)	300	5,568
Cullen/Frost Bankers, Inc.	200	11,460
CVB Financial Corp.	250	3,915
Deerfield Triarc Capital Corp. (REIT)	200	2,596
Delphi Financial Group	150	5,454
Developers Diversified Realty Corp. (REIT)	400	20,872
DiamondRock Hospitality Co. (REIT)	200	2,962
Digital Realty Trust, Inc. (REIT)	100	2,469
Dime Community Bancshares	100	1,357
Direct General Corp.	100	1,692
Doral Financial Corp.	300	1,923
Downey Financial Corp.	100	6,785
Duke Realty Corp. (REIT)	500	17,575
E*Trade Financial Corp.*	1,500	34,230
East West Bancorp, Inc.	200	7,582
EastGroup Properties, Inc. (REIT)	100	4,668
Eaton Vance Corp.	400	9,984
Education Realty Trust, Inc. (REIT)	100	1,665
Entertainment Properties Trust (REIT)	100	4,305
Equity Inns, Inc. (REIT)	200	3,312
Equity Lifestyle Properties, Inc. (REIT)	100	4,383
Equity Office Properties Trust (REIT)	1,200	43,812
Equity One, Inc. (REIT)	100	2,090
Equity Residential (REIT)	1,000	44,730
Erie Indemnity Co. (Class A)	200	10,400
Essex Property Trust, Inc. (REIT)	100	11,166
Extra Space Storage, Inc. (REIT)	100	1,624
Federal Home Loan Mortgage Corp.	8,100	461,781
Federal National Mortgage Association	8,575	412,457
Federal Realty Investors Trust (REIT)	200	14,000
Federated Investors, Inc. (Class B)	300	9,450
FelCor Lodging Trust, Inc. (REIT)	200	4,348
Fidelity Bankshares, Inc.	100	3,182
Fidelity National Title Group, Inc. (Class A)	87	1,711
Fidelity National Financial, Inc.	600	23,370
Fieldstone Investment Corp. (REIT)	200	1,832
Fifth Third Bancorp	1,600	59,120
Financial Federal Corp.	150	4,171
First American Corp.	300	12,681
First Bancorp/Puerto Rico	200	1,860
First Cash Financial Services, Inc.*	100	1,975
First Charter Corp.	100	2,453
First Citizens BancShares, Inc./NC (Class A)	26	5,213
First Commonwealth Financial Corp.	200	2,540
First Community Bancorp, Inc./CA	100	5,908
First Financial Bancorp	100	1,491
First Financial Bankshares, Inc.	100	3,654
First Horizon National Corp.	400	16,080
First Industrial Realty Trust, Inc. (REIT)	200	7,588
First Marblehead Corp.	100	5,694
First Merchants Corp.	100	2,431
First Midwest Bancorp, Inc./IL	200	7,416
First Niagara Financial Group, Inc.	400	5,608
First Potomac Realty Trust (REIT)	100	2,979
First Place Financial Corp./OH	100	2,301
First Republic Bank/San Francisco, CA	100	4,580
First State Bancorporation/NM	100	2,378
FirstFed Financial Corp.*	100	5,767
FirstMerit Corp.	300	6,282
Flagstar Bancorp, Inc.	100	1,596
Flushing Financial Corp.	100	1,796
FNB Corp./PA	200	3,154
Forest City Enterprises, Inc. (Class A)	200	9,982
Franklin Bank Corp./Houston, TX*	100	2,019
Franklin Resources, Inc.	600	52,086
Franklin Street Properties Corp. (REIT)	200	3,936
Fremont General Corp.	200	3,712
Friedman Billings Ramsey Group, Inc. (Class A) (REIT)	500	5,485
Frontier Financial Corp.	100	3,399
Fulton Financial Corp.	525	8,358
General Growth Properties, Inc. (REIT)	600	27,036
Genworth Financial, Inc.	1,600	55,744
Getty Realty Corp. (REIT)	100	2,844
Glacier Bancorp, Inc.	100	2,927
Glenborough Realty Trust, Inc. (REIT)	100	2,154
Glimcher Realty Trust (REIT)	100	2,481
Global Signal, Inc. (REIT)	100	4,632
GMH Communities Trust (REIT)	100	1,318
Golden West Financial Corp.	900	66,780
Goldman Sachs Group, Inc.	1,300	195,559
Gramercy Capital Corp./NY (REIT)	100	2,590
Greater Bay Bancorp	200	5,750
Greenhill & Co., Inc.	100	6,076
Hancock Holding Co.	100	5,600
Hanmi Financial Corp.	100	1,944
Hanover Insurance Group, Inc.	200	9,492
Harbor Florida Bancshares, Inc.	100	3,714
Harleysville National Corp.	100	2,121
Hartford Financial Services Group, Inc.	1,000	84,600
HCC Insurance Holdings, Inc.	400	11,776
Health Care Property Investors, Inc. (REIT)	500	13,370
Health Care REIT, Inc. (REIT)	200	6,990
Healthcare Realty Trust, Inc. (REIT)	200	6,370
Heritage Property Investment Trust (REIT)	100	3,492
Highland Hospitality Corp. (REIT)	100	1,408
Highwoods Properties, Inc. (REIT)	200	7,236
Hilb Rogal & Hobbs Co.	100	3,727
Home Properties, Inc. (REIT)	100	5,551
HomeBanc Corp./Atlanta GA (REIT)	200	1,588
Horace Mann Educators Corp.	100	1,695
Hospitality Properties Trust (REIT)	200	8,784
Host Hotels & Resorts, Inc. (REIT)	1,789	39,125
HRPT Properties Trust (REIT)	700	8,092
Hudson City Bancorp, Inc.	2,100	27,993
Huntington Bancshares, Inc./OH	914	21,552
IMPAC Mortgage Holdings, Inc. (REIT)	300	3,354
Independent Bank Corp./Rockland, MA	100	3,247
Independent Bank Corp./MI	100	2,630
IndyMac Bancorp, Inc.	200	9,170
Infinity Property & Casualty Corp.	100	4,100
Inland Real Estate Corp. (REIT)	200	2,976
Innkeepers USA Trust (REIT)	100	1,728
Integra Bank Corp.	100	2,175
Interchange Financial Services Corp.	100	2,250
IntercontinentalExchange, Inc.*	100	5,794
International Bancshares Corp.	200	5,496
International Securities Exchange, Inc.	100	3,807
Investment Technology Group, Inc.*	100	5,086
Investors Bancorp, Inc.*	300	4,065
Investors Financial Services Corp.	200	8,980
Investors Real Estate Trust (REIT)	200	1,806
Irwin Financial Corp.	100	1,939
iStar Financial, Inc. (REIT)	400	15,100
Janus Capital Group, Inc.	700	12,530
Jefferies Group, Inc.	400	11,852
Jones Lang LaSalle, Inc.	100	8,755
JPMorgan Chase & Co	18,200	764,400
KeyCorp.	1,400	49,952
Kilroy Realty Corp. (REIT)	100	7,225
Kimco Realty Corp.(REIT)	700	25,543
Kite Realty Group Trust (REIT)	100	1,559
KKR Financial Corp. (REIT)	300	6,243
KNBT Bancorp, Inc.	100	1,652
Knight Capital Group, Inc. (Class A)*	400	6,092
LaBranche & Co., Inc.*	200	2,422
Lakeland Bancorp, Inc.	100	1,567
LandAmerica Financial Group, Inc.	100	6,460
LaSalle Hotel Properties (REIT)	100	4,630
Legg Mason, Inc.	445	44,286
Lehman Brothers Holdings, Inc.	1,800	117,270
Leucadia National Corp.	600	17,514
Lexington Corporate Properties Trust (REIT)	200	4,320
Liberty Property Trust (REIT)	300	13,260
Lincoln National Corp.	949	53,561
Loews Corp.	1,500	53,175
Longview Fibre Co. (REIT)	200	3,818
LTC Properties, Inc. (REIT)	100	2,235
Luminent Mortgage Capital, Inc. (REIT)	100	926
Macerich Co. (REIT)	200	14,040
Mack-Cali Realty Corp. (REIT)	200	9,184
MAF Bancorp, Inc.	100	4,284
Maguire Properties, Inc. (REIT)	100	3,517
Markel Corp.*	32	11,104
Marsh & McLennan Cos., Inc.	1,900	51,091
Marshall & Ilsley Corp.	835	38,193
MB Financial, Inc.	100	3,536
MBIA, Inc.	500	29,275
MBT Financial Corp.	100	1,600
MCG Capital Corp.	200	3,180
Medical Properties Trust, Inc. (REIT)	100	1,104
Mellon Financial Corp.	1,400	48,202
Mercantile Bankshares Corp.	450	16,052
Mercury General Corp.	100	5,637
Merrill Lynch & Co., Inc.	3,100	215,636
Metlife, Inc.	6,075	311,101
MFA Mortgage Investments, Inc. (REIT)	300	2,064
MGIC Investment Corp.	300	19,500
Mid-America Apartment Communities, Inc. (REIT)	100	5,575
Mid-State Bancshares	100	2,800
Mills Corp. (REIT)	200	5,350
Moody's Corp.	800	43,568
Morgan Stanley	9,275	586,273
MortgageIT Holdings, Inc. (REIT)	100	1,206
M&T Bank Corp.	300	35,376
Nasdaq Stock Market, Inc. *	300	8,970
National City Corp.	1,900	68,761
National Financial Partners Corp.	100	4,431
National Health Investors, Inc. (REIT)	100	2,689
National Penn Bancshares, Inc.	125	2,483
National Retail Properties, Inc. (REIT)	200	3,990
Nationwide Financial Services	200	8,816
Nationwide Health Properties, Inc. (REIT)	200	4,502
NBT Bancorp, Inc.	100	2,323
Nelnet, Inc. (Class A)*	100	4,055
Netbank, Inc.	200	1,326
New Century Financial Corp. (REIT)	200	9,150
New Plan Excel Realty Trust (REIT)	300	7,407
New York Community Bancorp, Inc.	1,000	16,510
NewAlliance Bancshares, Inc.	400	5,724
Newcastle Investment Corp. (REIT)	100	2,532
North Fork Bancorporation, Inc.	1,600	48,272
Northern Trust Corp.	700	38,710
Northwest Bancorp, Inc.	100	2,650
Novastar Financial, Inc. (REIT)	100	3,161
Nuveen Investments, Inc. (Class A)	300	12,915
NYSE Group, Inc.*	400	27,392
Ocwen Financial Corp.*	100	1,271
Ohio Casualty Corp.	200	5,946
Old National Bancorp/IN	200	3,994
Old Republic International Corp.	750	16,028
Omega Healthcare Investors, Inc. (REIT)	200	2,644
optionsXpress Holdings, Inc.	100	2,331
Oriental Financial Group	100	1,276
Pacific Capital Bancorp	200	6,224
Pan Pacific Retail Properties, Inc. (REIT)	100	6,937
Park National Corp.	40	3,952
Partners Trust Financial Group, Inc.	200	2,282
Pennsylvania Real Estate Investment Trust (REIT)	100	4,037
People's Bank/Bridgeport, CT	200	6,570
PFF Bancorp, Inc.	100	3,316
Philadelphia Consolidated Holding Co.*	300	9,108
Phoenix Cos., Inc.	300	4,224
Pinnacle Financial Partners, Inc.*	100	3,043
Piper Jaffray Cos.*	100	6,121
Plum Creek Timber Co, Inc. (REIT)	600	21,300
PMI Group, Inc.	300	13,374
PNC Financial Services Group, Inc.	1,000	70,170
Popular, Inc.	935	17,952
Portfolio Recovery Associates, Inc.*	100	4,570
Post Properties, Inc. (REIT)	100	4,534
Potlatch Corp. (REIT)	138	5,210
Presidential Life Corp.	100	2,458
Principal Financial Group, Inc.	1,000	55,650
ProAssurance Corp.*	100	4,818
PrivateBancorp, Inc.	100	4,141
Progressive Corp.	2,800	71,988
Prologis (REIT)	879	45,813
Prosperity Bancshares, Inc.	100	3,289
Protective Life Corp.	200	9,324
Provident Bankshares Corp.	100	3,639
Provident Financial Services, Inc.	200	3,590
Provident New York Bancorp	100	1,322
Prudential Financial, Inc.	1,700	132,090
PS Business Parks, Inc. (REIT)	100	5,900
Public Storage, Inc. (REIT)	300	22,770
Radian Group, Inc.	300	18,534
RAIT Investment Trust (REIT)	100	2,920
Ramco-Gershenson Properties (REIT)	100	2,693
Raymond James Financial, Inc.	300	9,081
Rayonier, Inc. (REIT)	300	11,373
Realty Income Corp. (REIT)	300	6,570
Reckson Associates Realty Corp. (REIT)	300	12,414
Redwood Trust, Inc. (REIT)	100	4,883
Regency Centers Corp. (REIT)	200	12,430
Regions Financial Corp.	1,600	52,992
Reinsurance Group of America, Inc.	100	4,915
Republic Bancorp, Inc./MI	220	2,726
R-G Financial Corp. (Class B)	100	859
Resource America, Inc. (Class A)	100	1,905
RLI Corp.	100	4,818
S&T Bancorp, Inc.	100	3,323
Safeco Corp.	400	22,540
SLM Corp.	1,400	74,088
Sandy Spring Bancorp, Inc.	100	3,606
Saxon Capital, Inc. (REIT)	200	2,288
SEI Investments Co	200	9,776
Selective Insurance Group	100	5,587
Senior Housing Properties Trust (REIT)	200	3,582
Shurgard Storage Centers, Inc. (REIT)	200	12,500
Signature Bank/New York, NY*	100	3,238
Simmons First National Corp. (Class A)	100	2,901
Simon Property Group, Inc. (REIT)	800	66,352
Sky Financial Group, Inc.	300	7,083
SL Green Realty Corp. (REIT)	100	10,947
South Financial Group, Inc.	300	7,923
Sovereign Bancorp, Inc.	1,260	25,591
Sovran Self Storage, Inc. (REIT)	100	5,079
Spirit Finance Corp. (REIT)	200	2,252
St. Joe Co.	300	13,962
St. Paul Travelers Cos., Inc.	2,400	106,992
StanCorp. Financial Group, Inc.	200	10,182
Sterling Bancorp/NY	105	2,048
Sterling Bancshares, Inc./TX	200	3,750
Sterling Financial Corp./PA	100	2,190
Sterling Financial Corp./WA	100	3,051
Stewart Information Services Corp.	100	3,631
Strategic Hotels & Resorts, Inc. (REIT)	200	4,148
Sun Communities, Inc. (REIT)	100	3,253
Sunstone Hotel Investors, Inc. (REIT)	200	5,812
SunTrust Banks, Inc.	1,200	91,512
Susquehanna Bancshares, Inc.	200	4,780
SVB Financial Group*	100	4,546
Synovus Financial Corp.	1,000	26,780
T Rowe Price Group, Inc.	1,000	37,810
Tanger Factory Outlet Centers (REIT)	100	3,237
Taubman Centers, Inc. (REIT)	200	8,180
TCF Financial Corp.	400	10,580
TD Ameritrade Holding Corp.	1,200	17,772
TD Banknorth, Inc.	324	9,542
Texas Capital Bancshares, Inc.*	100	2,330
Texas Regional Bancshares, Inc.	110	4,171
Thornburg Mortgage, Inc. (REIT)	400	11,148
TierOne Corp.	100	3,377
Torchmark Corp.	5,950	361,284
Tower Group, Inc.	100	3,025
Trammell Crow Co.*	100	3,517
Transatlantic Holdings, Inc.	100	5,590
Trizec Properties, Inc. (REIT)	300	8,592
Trustco Bank Corp. NY	300	3,306
Trustmark Corp.	200	6,194
Trustreet Properties, Inc. (REIT)	200	2,638
UCBH Holdings, Inc.	300	4,962
UMB Financial Corp.	200	6,668
USI Holdings Corp.*	200	2,682
Umpqua Holdings Corp.	200	5,130
UnionBanCal Corp.	200	12,918
United Bankshares, Inc.	100	3,663
United Community Banks, Inc./GA	100	3,044
United Community Financial Corp./OH	100	1,200
United Dominion Realty Trust, Inc. (REIT)	500	14,005
United Fire & Casualty Co.	100	3,013
Unitrin, Inc.	200	8,718
Universal American Financial Corp.*	100	1,315
UnumProvident Corp.	1,000	18,130
Urstadt Biddle Properties, Inc. (Class A) (REIT)	100	1,629
U-Store-It Trust (REIT)	100	1,886
Valley National Bancorp	420	10,798
Ventas, Inc. (REIT)	400	13,552
Vornado Realty Trust (REIT)	400	39,020
W Holding Co., Inc.	400	2,660
Wachovia Corp.	5,527	298,900
Waddell & Reed Financial, Inc.	300	6,168
Washington Federal, Inc.	300	6,957
Washington Mutual, Inc.	6,900	314,502
Washington Real Estate Investment Trust (REIT)	100	3,670
Webster Financial Corp.	200	9,488
Weingarten Realty Investors (REIT)	300	11,484
Wells Fargo & Co.	5,700	382,356
WesBanco, Inc.	100	3,099
West Bancorporation, Inc.	100	1,867
West Coast Bancorp/OR	100	2,947
Westamerica Bancorporation	100	4,897
Whitney Holding Corp.	200	7,074
Wilmington Trust Corp.	200	8,436
Winston Hotels, Inc. (REIT)	100	1,225
Wintrust Financial Corp.	100	5,085
World Acceptance Corp.*	100	3,552
WR Berkley Corp.	600	20,478
XL Capital Ltd. (Class A)	5,250	321,825
Zenith National Insurance Corp.	150	5,951
Zions Bancorporation	362	28,214
13,445,849
Health Care (4.1%)
Abaxis, Inc.*	100	2,237
Abbott Laboratories	5,200	226,772
Abraxis BioScience, Inc.*	100	2,384
Adams Respiratory Therapeutics, Inc.*	100	4,462
Adolor Corp.*	100	2,501
Advanced Medical Optics, Inc.*	200	10,140
Aetna, Inc.	2,000	79,860
Affymetrix, Inc.*	200	5,120
Albany Molecular Research, Inc.*	100	1,068
Alexion Pharmaceuticals, Inc.*	100	3,612
Align Technology, Inc.*	200	1,478
Alkermes, Inc.*	300	5,676
Allergan, Inc.	546	58,564
Allscripts Healthcare Solutions, Inc.*	100	1,755
Alnylam Pharmaceuticals, Inc.*	100	1,508
Alpharma, Inc. (Class A)	100	2,404
Amedisys, Inc.*	100	3,790
American Medical Systems Holdings, Inc.*	200	3,330
American Retirement Corp.*	100	3,277
AMERIGROUP Corp.*	200	6,208
AmerisourceBergen Corp.	5,375	225,320
Amgen, Inc.*	4,000	260,920
AMN Healthcare Services, Inc.*	100	2,030
Amsurg Corp.*	100	2,275
Amylin Pharmaceuticals, Inc.*	400	19,748
Analogic Corp.	100	4,661
Andrx Corp.*	200	4,638
Applera Corp. - Applied Biosystems Group	600	19,410
Applera Corp. - Celera Genomics Group*	300	3,885
Apria Healthcare Group, Inc.*	200	3,780
Arena Pharmaceuticals, Inc.*	100	1,158
Ariad Pharmaceuticals, Inc.*	200	902
Arrow International, Inc.	100	3,287
Arthrocare Corp.*	100	4,201
Aspect Medical Systems, Inc.*	100	1,744
Atherogenics, Inc.*	100	1,305
AVANIR Pharmaceuticals (Class A)*	100	684
Barr Pharmaceuticals, Inc.*	400	19,076
Bausch & Lomb, Inc.	200	9,808
Baxter International, Inc.	2,300	84,548
Beckman Coulter, Inc.	200	11,110
Becton Dickinson & Co	900	55,017
Bioenvision, Inc.*	100	533
Biogen Idec, Inc.*	1,200	55,596
BioMarin Pharmaceuticals, Inc.*	300	4,311
Biomet, Inc.	900	28,161
Bio-Rad Laboratories, Inc. (Class A)*	100	6,494
Biosite, Inc.*	100	4,566
Boston Scientific Corp.*	4,347	73,203
Bristol-Myers Squibb Co	17,400	449,964
Cambrex Corp.	100	2,083
Cardinal Health, Inc.	1,400	90,062
Caremark Rx, Inc.	1,500	74,805
Celgene Corp.*	1,200	56,916
Cell Genesys, Inc.*	200	1,004
Centene Corp.*	100	2,353
Cephalon, Inc.*	200	12,020
Cepheid, Inc.*	200	1,942
Cerner Corp.*	200	7,422
Charles River Laboratories International, Inc.*	300	11,040
Chemed Corp.	100	5,453
Cigna Corp.	400	39,404
CNS, Inc.	100	2,450
Community Health Systems, Inc.*	300	11,025
Conmed Corp.*	100	2,070
Connetics Corp.*	100	1,176
Conor Medsystems, Inc.*	100	2,759
Cooper Cos., Inc.	200	8,858
Covance, Inc.*	200	12,244
Coventry Health Care, Inc.*	600	32,964
CR Bard, Inc.	400	29,304
Cross Country Healthcare, Inc.*	100	1,819
Cubist Pharmaceuticals, Inc.*	200	5,036
CV Therapeutics, Inc.*	100	1,397
Cyberonics, Inc.*	100	2,132
Cypress Bioscience, Inc.*	100	614
Cytyc Corp.*	400	10,144
Dade Behring Holdings, Inc.	300	12,492
DaVita, Inc.*	400	19,880
deCODE genetics, Inc.*	200	1,238
Dendreon Corp.*	200	968
Dendrite International, Inc.*	100	924
Dentsply International, Inc.	300	18,180
Diagnostic Products Corp.	100	5,817
Digene Corp.*	100	3,874
Dionex Corp.*	100	5,466
DJO, Inc.*	100	3,683
Eclipsys Corp.*	100	1,816
Edwards Lifesciences Corp.*	200	9,086
Eli Lilly & Co	3,400	187,918
Emdeon Corp.*	1,104	13,701
Encysive Pharmaceuticals, Inc.*	200	1,386
Endo Pharmaceuticals Holdings, Inc.*	500	16,490
Enzo Biochem, Inc.*	100	1,508
Enzon Pharmaceuticals, Inc.*	200	1,508
eResearch Technology, Inc.*	200	1,820
Exelixis, Inc.*	300	3,015
Express Scripts, Inc.*	400	28,696
Fisher Scientific International, Inc.*	400	29,220
Forest Laboratories, Inc.*	1,200	46,428
Foxhollow Technologies, Inc.*	100	2,732
Genentech, Inc.*	1,600	130,880
Genesis HealthCare Corp.*	100	4,737
Gen-Probe, Inc.*	200	10,796
Gentiva Health Services, Inc.*	100	1,603
Genzyme Corp.*	900	54,945
Geron Corp.*	200	1,380
Gilead Sciences, Inc.*	1,600	94,656
Greatbatch, Inc.*	100	2,360
Haemonetics Corp./MA*	100	4,651
HCA, Inc.	4,275	184,466
Health Management Associates, Inc. (Class A)	800	15,768
Health Net, Inc.*	400	18,068
HealthExtras, Inc.*	100	3,022
HealthTronics, Inc.*	100	765
Healthways, Inc.*	100	5,264
Henry Schein, Inc.*	300	14,019
Hillenbrand Industries, Inc.	200	9,700
Hologic, Inc.*	200	9,872
Hospira, Inc.*	500	21,470
Human Genome Sciences, Inc.*	400	4,280
Humana, Inc.*	600	32,220
ICOS Corp.*	200	4,398
Idexx Laboratories, Inc.*	100	7,513
I-Flow Corp.*	100	1,082
Illumina, Inc.*	100	2,966
ImClone Systems, Inc.*	200	7,728
Immucor, Inc.*	300	5,769
IMS Health, Inc.	700	18,795
Incyte Corp.*	300	1,380
Integra LifeSciences Holdings Corp.*	100	3,881
Intermagnetics General Corp.*	150	4,047
InterMune, Inc.*	100	1,645
Intuitive Surgical, Inc.*	100	11,797
Invacare Corp.	100	2,488
inVentiv Health, Inc.*	100	2,878
Inverness Medical Innovations, Inc.*	100	2,823
Invitrogen Corp.*	200	13,214
IRIS International, Inc.*	100	1,316
Isis Pharmaceuticals, Inc.*	200	1,210
Johnson & Johnson	12,450	746,004
Keryx Biopharmaceuticals, Inc.*	100	1,420
Kindred Healthcare, Inc.*	100	2,600
Kinetic Concepts, Inc.*	200	8,830
King Pharmaceuticals, Inc.*	800	13,600
KOS Pharmaceuticals, Inc.*	100	3,762
KV Pharmaceutical Co. (Class A)*	100	1,866
Kyphon, Inc.*	200	7,672
Laboratory Corp. of America Holdings*	400	24,892
Laserscope*	100	3,081
LCA-Vision, Inc.	100	5,291
Lifecell Corp.*	100	3,092
LifePoint Hospitals, Inc.*	200	6,426
LInc.are Holdings, Inc.*	300	11,352
Luminex Corp.*	100	1,739
Magellan Health Services, Inc.*	100	4,531
MannKind Corp.*	100	2,131
Manor Care, Inc.	300	14,076
Martek Biosciences Corp.*	100	2,895
Matria Healthcare, Inc.*	100	2,142
McKesson Corp.	1,000	47,280
Medarex, Inc.*	400	3,844
Medco Health Solutions, Inc.*	1,000	57,280
Medicines Co*	200	3,910
Medicis Pharmaceutical Corp. (Class A)	200	4,800
Medimmune, Inc.*	800	21,680
Medtronic, Inc.	4,100	192,372
Mentor Corp.	100	4,350
Merck & Co., Inc.	7,400	269,582
Merge Technologies, Inc.*	100	1,231
Meridian Bioscience, Inc.	100	2,495
Merit Medical Systems, Inc.*	100	1,376
MGI Pharma, Inc.*	200	4,300
Millennium Pharmaceuticals, Inc.*	1,000	9,970
Millipore Corp.*	200	12,598
Molecular Devices Corp.*	100	3,056
Monogram Biosciences, Inc.*	400	792
Mylan Laboratories, Inc.	700	14,000
Myogen, Inc.*	100	2,900
Myriad Genetics, Inc.*	100	2,525
Nabi Biopharmaceuticals*	200	1,148
Nektar Therapeutics*	300	5,502
Neurocrine Biosciences, Inc.*	100	1,060
New River Pharmaceuticals, Inc.*	100	2,850
Northfield Laboratories, Inc.*	100	989
Noven Pharmaceuticals, Inc.*	100	1,790
NPS Pharmaceuticals, Inc.*	100	488
NuVasive, Inc.*	100	1,823
Nuvelo, Inc.*	200	3,330
Odyssey HealthCare, Inc.*	100	1,757
Omnicare, Inc.	400	18,968
Onyx Pharmaceuticals, Inc.*	100	1,683
Option Care, Inc.	100	1,198
OraSure Technologies, Inc.*	200	1,904
OSI Pharmaceuticals, Inc.*	212	6,988
Owens & Minor, Inc.	100	2,860
Palomar Medical Technologies, Inc.*	100	4,563
Par Pharmaceutical Cos., Inc.*	100	1,846
Parexel International Corp.*	100	2,885
Patterson Cos., Inc.*	500	17,465
PDL BioPharma, Inc.*	400	7,364
Pediatrix Medical Group, Inc.*	200	9,060
Penwest Pharmaceuticals Co*	100	2,183
PerkinElmer, Inc.	400	8,360
Perrigo Co.	300	4,830
Per-Se Technologies, Inc.*	122	3,072
Pfizer, Inc.	35,425	831,425
Pharmaceutical Product Development, Inc.	400	14,048
Pharmion Corp.*	100	1,703
Phase Forward, Inc.*	100	1,152
PolyMedica Corp.	100	3,596
Progenics Pharmaceuticals, Inc.*	100	2,406
PSS World Medical, Inc.*	200	3,530
Psychiatric Solutions, Inc.*	200	5,732
Quest Diagnostics, Inc.	600	35,952
Regeneron Pharmaceuticals, Inc.*	200	2,564
RehabCare Group, Inc.*	100	1,738
Res-Care, Inc.*	100	2,000
Resmed, Inc.*	300	14,085
Respironics, Inc.*	200	6,844
Rigel Pharmaceuticals, Inc.*	100	973
Salix Pharmaceuticals Ltd.*	100	1,230
Schering-Plough Corp.	5,000	95,150
Sciele Pharma, Inc.*	100	2,319
Senomyx, Inc.*	100	1,443
Sepracor, Inc.*	400	22,856
Serologicals Corp.*	100	3,144
SFBC International, Inc.*	100	1,516
Sierra Health Services, Inc.*	200	9,006
Sirona Dental Systems, Inc.	100	3,962
SonoSite, Inc.*	100	3,904
St. Jude Medical, Inc.*	1,200	38,904
STERIS Corp.	200	4,572
Stryker Corp.	1,000	42,110
Sunrise Senior Living, Inc.*	200	5,530
SuperGen, Inc.*	200	726
SurModics, Inc.*	100	3,611
Symbion, Inc.*	100	2,076
Symmetry Medical, Inc.*	100	1,540
Tanox, Inc.*	100	1,383
Techne Corp.*	100	5,092
Telik, Inc.*	200	3,300
Tenet Healthcare Corp.*	1,500	10,470
Thermo Electron Corp.*	600	21,744
Thoratec Corp.*	200	2,774
Triad Hospitals, Inc.*	300	11,874
Trizetto Group*	100	1,479
United Surgical Partners International, Inc.*	200	6,014
United Therapeutics Corp.*	100	5,777
UnitedHealth Group, Inc.	4,630	207,331
Universal Health Services, Inc. (Class B)	200	10,052
Valeant Pharmaceuticals International	300	5,076
Varian, Inc.*	100	4,151
Varian Medical Systems, Inc.*	500	23,675
VCA Antech, Inc.*	300	9,579
Ventana Medical Systems, Inc.*	100	4,718
Vertex Pharmaceuticals, Inc.*	400	14,684
Viasys Healthcare, Inc.*	100	2,560
Viropharma, Inc.*	200	1,724
Waters Corp.*	400	17,760
Watson Pharmaceuticals, Inc.*	400	9,312
WellCare Health Plans, Inc.*	100	4,905
WellPoint, Inc.*	2,151	156,528
West Pharmaceutical Services, Inc.	100	3,628
Wright Medical Group, Inc.*	100	2,093
Wyeth	4,600	204,286
Zimmer Holdings, Inc.*	900	51,048
Zymogenetics, Inc.*	100	1,897
6,974,645
Industrials (3.4%)
3M Co.	2,600	210,002
AAR Corp.*	100	2,223
ABM Industries, Inc.	100	1,710
ABX Air, Inc.*	200	1,208
ACCO Brands Corp.*	100	2,190
Actuant Corp. (Class A)	100	4,995
Acuity Brands, Inc.	200	7,782
Adesa, Inc.	300	6,672
Administaff, Inc.	100	3,581
Advisory Board Co. *	100	4,809
AGCO Corp.*	300	7,896
Airtran Holdings, Inc.*	300	4,458
Alaska Air Group, Inc.*	100	3,942
Albany International Corp.	100	4,239
Alexander & Baldwin, Inc.	200	8,854
Alliant Techsystems, Inc.*	100	7,635
Allied Waste Industries, Inc.*	800	9,088
American Commercial Lines, Inc.*	100	6,025
American Power Conversion Corp.	600	11,694
American Reprographics Co.*	100	3,625
American Standard Cos., Inc.	600	25,962
American Superconductor Corp.*	100	883
Ametek, Inc.	200	9,476
AMR Corp.*	700	17,794
AO Smith Corp.	100	4,636
Apogee Enterprises, Inc.	100	1,470
Applied Industrial Technologies, Inc.	150	3,647
Aramark Corp. (Class B)	400	13,244
Arkansas Best Corp.	100	5,021
Armor Holdings, Inc.*	100	5,483
Astec Industries, Inc.*	100	3,412
ASV, Inc.*	100	2,304
Atlas Air Worldwide Holdings, Inc.*	100	4,904
Avery Dennison Corp.	300	17,418
Aviall, Inc.*	100	4,752
Baldor Electric Co.	100	3,129
Banta Corp.	100	4,633
Barnes Group, Inc.	200	3,990
BE Aerospace, Inc.*	200	4,572
Beacon Roofing Supply, Inc.*	150	3,301
Belden CDT, Inc.	200	6,610
Boeing Co.	2,700	221,157
Bowne & Co., Inc.	100	1,430
Brady Corp. (Class A)	100	3,684
Briggs & Stratton Corp.	200	6,222
Brink's Co.	200	11,282
Bucyrus International, Inc.	150	7,575
Burlington Northern Santa Fe Corp.	1,200	95,100
Carlisle Cos., Inc.	100	7,930
Cascade Corp.	100	3,955
Caterpillar, Inc.	2,300	171,304
CBIZ, Inc.*	200	1,482
Celadon Group, Inc.*	100	2,204
Cendant Corp.	3,600	58,644
Central Parking Corp.	100	1,600
Cenveo, Inc.*	200	3,590
Ceradyne, Inc.*	100	4,949
CH Robinson Worldwide, Inc.	600	31,980
ChoicePoint, Inc.*	300	12,531
Cintas Corp.	500	19,880
CIRCOR International, Inc.	100	3,049
Clarcor, Inc.	200	5,958
Clean Harbors, Inc.*	100	4,031
Coinstar, Inc.*	100	2,394
Comfort Systems USA, Inc.	100	1,429
Commercial Vehicle Group, Inc.*	100	2,068
Continental Airlines, Inc. (Class B)*	300	8,940
Con-way, Inc.	200	11,586
Copart, Inc.*	200	4,912
Corporate Executive Board Co.	100	10,020
Corrections Corp. of America*	100	5,294
CoStar Group, Inc.*	100	5,983
Covanta Holding Corp.*	400	7,060
Crane Co.	200	8,320
CSX Corp.	800	56,352
Cubic Corp.	100	1,961
Cummins, Inc.	200	24,450
Curtiss-Wright Corp.	200	6,176
Danaher Corp.	800	51,456
Deere & Co.	800	66,792
Deluxe Corp.	200	3,496
DiamondCluster International, Inc.*	100	792
Dollar Thrifty Automotive Group*	100	4,507
Donaldson Co., Inc.	300	10,161
Dover Corp.	700	34,601
DRS Technologies, Inc.	126	6,143
Dun & Bradstreet Corp.*	200	13,936
Eaton Corp.	500	37,700
EDO Corp.	100	2,434
EGL, Inc.*	100	5,020
ElkCorp.	100	2,777
EMCOR Group, Inc.*	100	4,867
Emerson Electric Co.	1,400	117,334
Encore Wire Corp.*	100	3,594
Energy Conversion Devices, Inc.*	100	3,643
EnerSys*	200	4,180
Ennis, Inc.	100	1,968
EnPro Industries, Inc.*	100	3,360
Equifax, Inc.	400	13,736
ESCO Technologies, Inc.*	100	5,345
Essex Corp.*	100	1,842
Esterline Technologies Corp.*	100	4,159
Evergreen Solar, Inc.*	200	2,596
Expeditors International Washington, Inc.	800	44,808
ExpressJet Holdings, Inc.*	200	1,382
Fastenal Co.	400	16,116
Federal Signal Corp.	200	3,028
FedEx Corp.	1,049	122,586
Florida East Coast Industries	100	5,233
Flow International Corp.*	100	1,407
Flowserve Corp.*	200	11,380
Fluor Corp.	300	27,879
Forward Air Corp.	100	4,073
Franklin Electric Co., Inc.	100	5,164
Frontier Airlines Holdings, Inc.*	100	721
FTI Consulting, Inc.*	100	2,677
FuelCell Energy, Inc.*	200	1,916
G&K Services, Inc. (Class A)	100	3,430
Gardner Denver, Inc.*	200	7,700
GATX Corp.	200	8,500
GenCorp., Inc.*	200	3,206
General Cable Corp.*	200	7,000
General Dynamics Corp.	1,400	91,644
General Electric Co.	35,400	1,166,784
Genesee & Wyoming, Inc.*	150	5,320
Genlyte Group, Inc.*	100	7,243
Global Cash Access, Inc.*	100	1,563
Goodrich Corp.	400	16,116
Graco, Inc.	200	9,196
GrafTech International Ltd.*	300	1,740
Granite Construction, Inc.	100	4,527
Griffon Corp.*	100	2,610
Harsco Corp.	100	7,796
Healthcare Services Group	100	2,095
Heartland Express, Inc.	266	4,759
Heico Corp.	100	2,835
Heidrick & Struggles International, Inc.*	100	3,384
Herman Miller, Inc.	200	5,154
Hexcel Corp.*	300	4,713
HNI Corp.	200	9,070
Honeywell International, Inc.	2,900	116,870
HUB Group, Inc. (Class A)*	200	4,906
Hubbell, Inc. (Class B)	200	9,530
Hudson Highland Group, Inc.*	100	1,079
Huron Consulting Group, Inc.*	100	3,509
IDEX Corp.	200	9,440
IHS, Inc. (Class A)*	100	2,963
II-VI, Inc.*	100	1,830
IKON Office Solutions, Inc.	400	5,040
Illinois Tool Works, Inc.	1,700	80,750
Infrasource Services, Inc.*	100	1,821
Insituform Technologies, Inc.*	100	2,289
Interline Brands, Inc.*	100	2,338
ITT Industries, Inc.	600	29,700
Jacobs Engineering Group, Inc.*	200	15,928
Jacuzzi Brands, Inc.*	300	2,640
JB Hunt Transport Services, Inc.	400	9,964
JetBlue Airways Corp.*	550	6,677
JLG Industries, Inc.	400	9,000
John H. Harland Co.	100	4,350
Joy Global, Inc.	450	23,441
Kadant, Inc.*	100	2,300
Kaman Corp.	100	1,820
Kansas City Southern*	300	8,310
Kaydon Corp.	100	3,731
Kelly Services, Inc. (Class A)	100	2,717
Kenexa Corp.*	100	3,185
Kennametal, Inc.	100	6,225
Kforce, Inc.*	100	1,549
Kirby Corp.*	200	7,900
Knight Transportation, Inc.	150	3,030
Knoll, Inc.	100	1,836
Korn/Ferry International*	100	1,959
L-3 Communications Holdings, Inc.	400	30,168
Labor Ready, Inc.*	200	4,530
Laidlaw International, Inc.	300	7,560
Landstar System, Inc.	200	9,446
LECG Corp.*	100	1,847
Lennox International, Inc.	200	5,296
Lincoln Electric Holdings, Inc.	100	6,265
Lockheed Martin Corp.	1,300	93,262
LSI Industries, Inc.	100	1,699
Manitowoc Co., Inc.	200	8,900
Manpower, Inc.	300	19,380
Masco Corp.	1,400	41,496
Mcgrath RentCorp.	100	2,781
Medis Technologies Ltd.*	100	2,028
Mine Safety Appliances Co.	100	4,020
Mobile Mini, Inc.*	200	5,852
Monster Worldwide, Inc.*	400	17,064
Moog, Inc. (Class A)*	100	3,422
MSC Industrial Direct Co.	200	9,514
Mueller Industries, Inc. (Class A)	100	3,303
Mueller Water Products, Inc.*	100	1,741
Navigant Consulting, Inc.*	200	4,530
Navistar International Corp.*	200	4,922
NCI Building Systems, Inc.*	100	5,317
NCO Group, Inc.*	100	2,644
Nordson Corp.	100	4,918
Norfolk Southern Corp.	1,400	74,508
Northrop Grumman Corp.	1,200	76,872
Old Dominion Freight Line*	150	5,638
Orbital Sciences Corp.*	200	3,228
Oshkosh Truck Corp.	300	14,256
Paccar, Inc.	600	49,428
Pacer International, Inc.	100	3,258
Pall Corp.	400	11,200
Parker Hannifin Corp.	400	31,040
Pentair, Inc.	300	10,257
Perini Corp.*	100	2,250
PHH Corp.*	200	5,508
Pitney Bowes, Inc.	800	33,040
Plug Power, Inc.*	200	934
Power-One, Inc.*	300	1,980
Precision Castparts Corp.	500	29,880
Quanta Services, Inc.*	400	6,932
RailAmerica, Inc.*	100	1,046
Raven Industries, Inc.	100	3,150
Raytheon Co.	1,600	71,312
RBC Bearings, Inc.*	100	2,270
Regal-Beloit Corp.	100	4,415
Republic Airways Holdings, Inc.*	100	1,702
Republic Services, Inc.	500	20,170
Resources Connection, Inc.*	200	5,004
Robert Half International, Inc.	600	25,200
Rockwell Automation, Inc.	600	43,206
Rockwell Collins, Inc.	600	33,522
Rollins, Inc.	100	1,964
Roper Industries, Inc.	300	14,025
RR Donnelley & Sons Co.	700	22,365
Rush Enterprises, Inc. (Class A)*	100	1,817
Ryder System, Inc.	200	11,686
School Specialty, Inc.*	100	3,185
Shaw Group, Inc. *	300	8,340
Simpson Manufacturing Co., Inc.	100	3,605
Skywest, Inc.	200	4,960
SourceCorp.*	100	2,479
Southwest Airlines Co.	2,700	44,199
Spherion Corp.*	200	1,824
SPX Corp.	200	11,190
Steelcase, Inc.	200	3,290
Stericycle, Inc.*	200	13,020
Superior Essex, Inc.*	100	2,993
Swift Transportation Co., Inc.*	200	6,352
Taser International, Inc.*	200	1,582
Tecumseh Products Co. (Class A)*	100	1,920
Teledyne Technologies, Inc.*	100	3,276
Teleflex, Inc.	100	5,402
TeleTech Holdings, Inc.*	100	1,266
Terex Corp.*	200	19,740
Tetra Tech, Inc.*	200	3,548
Textron, Inc.	400	36,872
Thomas & Betts Corp.*	200	10,260
Timken Co.	300	10,053
Toro Co.	200	9,340
Tredegar Corp.	100	1,582
Trinity Industries, Inc.	300	12,120
Triumph Group, Inc.*	100	4,800
UAL Corp.*	300	9,306
UAP Holding Corp.	200	4,362
Union Pacific Corp.	3,875	360,220
United Parcel Service, Inc. (Class B)	2,200	181,126
United Rentals, Inc.*	200	6,396
United Stationers, Inc.*	100	4,932
United Technologies Corp.	3,500	221,970
Universal Forest Products, Inc.	100	6,273
URS Corp.*	200	8,400
US Airways Group, Inc.*	200	10,108
USG Corp.*	100	7,293
Valmont Industries, Inc.	100	4,649
Viad Corp.	100	3,130
Vicor Corp.	100	1,657
Wabash National Corp.	100	1,536
Wabtec Corp.	200	7,480
Walter Industries, Inc.	100	5,765
Washington Group International, Inc.	100	5,334
Waste Connections, Inc.*	200	7,280
Waste Management, Inc.	1,900	68,172
Watsco, Inc.	100	5,982
Watson Wyatt Worldwide, Inc. (Class A)	100	3,514
Watts Water Technologies, Inc. (Class A)	100	3,355
Werner Enterprises, Inc.	200	4,054
WESCO International, Inc.*	200	13,800
West Corp.*	100	4,791
Williams Scotsman International, Inc.*	100	2,184
Woodward Governor Co.	100	3,051
WW Grainger, Inc.	300	22,569
YRC Worldwide, Inc.*	200	8,422
5,864,849
Information Technology (4.8%)
3Com Corp.*	1,300	6,656
Acacia Research - Acacia Technologies*	100	1,406
Actel Corp.*	100	1,435
Activision, Inc.*	900	10,242
Acxiom Corp.	300	7,500
Adaptec, Inc.*	400	1,736
ADC Telecommunications, Inc.*	400	6,744
Adobe Systems, Inc.*	2,076	63,027
Adtran, Inc.	200	4,486
Advanced Digital Information Corp.*	200	2,354
Advanced Energy Industries, Inc.*	100	1,324
Advanced Micro Devices, Inc.*	1,600	39,072
Advent Software, Inc.*	100	3,607
Aeroflex, Inc.*	300	3,501
Affiliated Computer Services, Inc. (Class A)*	400	20,644
Agere Systems, Inc.*	600	8,820
Agile Software Corp.*	200	1,268
Agilent Technologies, Inc.*	1,431	45,162
Agilysys, Inc.	100	1,800
Akamai Technologies, Inc.*	500	18,095
Alliance Data Systems Corp.*	300	17,646
Altera Corp.*	1,200	21,060
Altiris, Inc.*	100	1,804
AMIS Holdings, Inc.*	200	2,000
Amkor Technology, Inc.*	400	3,784
Amphenol Corp. (Class A)	300	16,788
Analog Devices, Inc.	1,300	41,782
Andrew Corp.*	500	4,430
Anixter International, Inc.	100	4,746
Ansys, Inc.*	100	4,782
Apple Computer, Inc.*	2,900	165,648
Applied Films Corp.*	100	2,849
Applied Materials, Inc.	5,300	86,284
Applied Micro Circuits Corp.*	1,000	2,730
aQuantive, Inc.*	300	7,599
Ariba, Inc.*	200	1,646
Arris Group, Inc.*	300	3,936
Arrow Electronics, Inc.*	400	12,880
Aspen Technology, Inc.*	200	2,624
Atheros Communications, Inc.*	200	3,792
Atmel Corp.*	1,400	7,770
ATMI, Inc.*	100	2,462
Autodesk, Inc.*	800	27,568
Automatic Data Processing, Inc.	2,000	90,700
Avaya, Inc.*	1,600	18,272
Avid Technology, Inc.*	200	6,666
Avnet, Inc.*	500	10,010
Avocent Corp.*	200	5,250
AVX Corp.	200	3,158
Axcelis Technologies, Inc.*	300	1,770
BEA Systems, Inc.*	1,300	17,017
BearingPoint, Inc.*	600	5,022
Benchmark Electronics, Inc.*	250	6,030
BISYS Group, Inc. *	400	5,480
Black Box Corp.	100	3,833
Blackbaud, Inc.	100	2,270
Blackboard, Inc.*	100	2,896
BMC Software, Inc.*	700	16,730
Borland Software Corp.*	300	1,584
Brightpoint, Inc.*	270	3,653
Broadcom Corp. (Class A)*	1,600	48,080
Brocade Communications Systems, Inc.*	900	5,526
Brooks Automation, Inc.*	311	3,670
CA, Inc.	9,900	203,445
Cabot Microelectronics Corp.*	100	3,031
CACI International, Inc. (Class A)*	100	5,833
Cadence Design Systems, Inc.*	900	15,435
C-COR, Inc.*	200	1,544
CDW Corp.	200	10,930
Ceridian Corp.*	500	12,220
Checkfree Corp.*	300	14,868
Checkpoint Systems, Inc.*	100	2,221
Ciber, Inc.*	200	1,318
Ciena Corp.*	1,900	9,139
Cirrus Logic, Inc.*	300	2,442
Cisco Systems, Inc.*	20,800	406,224
Citrix Systems, Inc.*	600	24,084
CMGI, Inc.*	1,600	1,936
CNET Networks, Inc.*	400	3,192
Cogent, Inc.*	100	1,507
Cognex Corp.	200	5,206
Cognizant Technology Solutions Corp. (Class A)*	500	33,685
Coherent, Inc.*	100	3,373
Cohu, Inc.	100	1,755
CommScope, Inc.*	200	6,284
Computer Sciences Corp.*	3,600	174,384
Compuware Corp.*	1,300	8,710
Comtech Telecommunications Corp.*	100	2,927
Comverse Technology, Inc.*	700	13,839
Concur Technologies, Inc.*	100	1,547
Conexant Systems, Inc.*	1,600	4,000
Convergys Corp.*	500	9,750
Corning, Inc.*	5,300	128,207
Covansys Corp.*	100	1,257
Credence Systems Corp.*	300	1,050
Cree, Inc.*	300	7,128
CSG Systems International, Inc.*	200	4,948
CTS Corp.	100	1,489
Cymer, Inc.*	100	4,646
Cypress Semiconductor Corp.*	400	5,816
Daktronics, Inc.	200	5,774
Dell, Inc.*	7,900	192,839
Diebold, Inc.	200	8,124
Digital Insight Corp.*	100	3,429
Digital River, Inc.*	100	4,039
Digitas, Inc.*	300	3,486
Diodes, Inc.*	100	4,144
Dolby Laboratories, Inc.*	100	2,330
DSP Group, Inc.*	100	2,485
DST Systems, Inc.*	200	11,900
DTS, Inc.*	100	1,948
Dycom Industries, Inc.*	160	3,406
Earthlink, Inc.*	400	3,464
eBay, Inc.*	4,000	117,160
eFunds Corp.*	200	4,410
Electro Scientific Industries, Inc.*	100	1,799
Electronic Arts, Inc.*	1,100	47,344
Electronic Data Systems Corp.	1,800	43,308
Electronics for Imaging*	200	4,176
EMC Corp./MA*	8,200	89,954
Emulex Corp.*	300	4,881
Entegris, Inc.*	400	3,812
Epicor Software Corp.*	200	2,106
Equinix, Inc.*	100	5,486
Euronet Worldwide, Inc.*	100	3,837
Exar Corp.*	100	1,327
Extreme Networks*	400	1,664
F5 Networks, Inc.*	200	10,696
Factset Research Systems, Inc.	100	4,730
Fair Isaac Corp.	200	7,262
Fairchild Semiconductor International, Inc.*	400	7,268
FEI Co.*	100	2,268
Fidelity National Information Services, Inc.	300	10,620
Filenet Corp.*	100	2,693
Finisar Corp.*	700	2,289
First Data Corp.	2,600	117,104
Fiserv, Inc.*	600	27,216
Flir Systems, Inc.*	200	4,412
Formfactor, Inc.*	200	8,926
Foundry Networks, Inc.*	400	4,264
Freescale Semiconductor, Inc. (Class B)*	1,400	41,160
Gartner, Inc.*	200	2,840
Gateway, Inc.*	900	1,710
Genesis Microchip, Inc.*	100	1,156
Gevity HR, Inc.	100	2,655
Global Imaging Systems, Inc.*	100	4,128
Global Payments, Inc.	200	9,710
Google, Inc. (Class A)*	666	279,274
Harmonic, Inc.*	300	1,344
Harris Corp.	500	20,755
Hewitt Associates, Inc. (Class A)*	200	4,496
Hewlett-Packard Co.	15,850	502,128
Hutchinson Technology, Inc.*	100	2,163
Hypercom Corp.*	200	1,870
Hyperion Solutions Corp.*	250	6,900
Identix, Inc.*	300	2,097
Imation Corp.	100	4,105
Informatica Corp.*	300	3,948
Infospace, Inc.*	100	2,267
infoUSA, Inc.	100	1,031
Ingram Micro, Inc.*	500	9,065
Insight Enterprises, Inc.*	200	3,810
Integrated Device Technology, Inc.*	660	9,359
Intel Corp.	19,800	375,210
Interdigital Communications Corp.*	200	6,982
Intergraph Corp.*	100	3,149
Intermec, Inc.*	200	4,588
International Business Machines Corp.	5,300	407,146
International Rectifier Corp.*	200	7,816
Internet Capital Group, Inc.*	100	900
Internet Security Systems*	100	1,885
Intersil Corp. (Class A)	500	11,625
Inter-Tel, Inc.	100	2,106
InterVoice, Inc.*	100	712
Interwoven, Inc.*	200	1,716
Intevac, Inc.*	100	2,168
Intuit, Inc.*	600	36,234
Ipass, Inc.*	200	1,120
Iron Mountain, Inc.*	400	14,952
Itron, Inc.*	100	5,926
Ixia*	100	900
j2 Global Communications, Inc.*	200	6,244
Jabil Circuit, Inc.	600	15,360
Jack Henry & Associates, Inc.	200	3,932
JDA Software Group, Inc.*	100	1,403
JDS Uniphase Corp.*	5,700	14,421
Juniper Networks, Inc.*	1,900	30,381
Jupitermedia Corp.*	100	1,300
Kanbay International, Inc.*	100	1,454
Keane, Inc.*	200	2,500
Kemet Corp.*	300	2,766
Kla-Tencor Corp.	700	29,099
Komag, Inc.*	100	4,618
Kopin Corp.*	200	722
Kronos, Inc./MA*	100	3,621
Kulicke & Soffa Industries, Inc.*	200	1,482
Lam Research Corp.*	500	23,310
Lattice Semiconductor Corp.*	400	2,472
Lawson Software, Inc.*	400	2,680
Lexmark International, Inc.*	400	22,332
Linear Technology Corp.	1,000	33,490
Lionbridge Technologies*	200	1,106
Littelfuse, Inc.*	100	3,438
LoJack Corp.*	100	1,886
LSI Logic Corp.*	1,300	11,635
LTX Corp.*	200	1,402
Lucent Technologies, Inc.*	132,975	321,799
Macrovision Corp.*	200	4,304
Magma Design Automation, Inc.*	100	735
Manhattan Associates, Inc.*	100	2,029
Mantech International Corp. (Class A)*	100	3,086
Marchex, Inc. (Class B)*	100	1,643
Mastec, Inc.*	100	1,321
Mastercard, Inc. (Class A)*	200	9,600
Mattson Technology, Inc.*	200	1,954
Maxim Integrated Products, Inc.	1,100	35,321
MAXIMUS, Inc.	100	2,315
McAfee, Inc.*	500	12,135
McData Corp. (Class A)*	400	1,632
MEMC Electronic Materials, Inc.*	500	18,750
Mentor Graphics Corp.*	300	3,894
Mercury Computer Systems, Inc.*	100	1,539
Methode Electronics, Inc.	100	1,051
Mettler Toledo International, Inc.*	200	12,114
Micrel, Inc.*	200	2,002
Microchip Technology, Inc.	700	23,485
Micron Technology, Inc.*	2,677	40,316
Micros Systems, Inc.*	100	4,368
Microsemi Corp.*	200	4,876
Microsoft Corp.	40,550	944,815
Microtune, Inc.*	200	1,252
Midway Games, Inc.*	100	809
MKS Instruments, Inc.*	100	2,012
Mobility Electronics, Inc.*	100	726
Molex, Inc.	500	16,785
MoneyGram International, Inc.	300	10,185
Motorola, Inc.	8,400	169,260
Move, Inc.*	500	2,740
MPS Group, Inc.*	300	4,518
MRO Software, Inc.*	100	2,007
MTS Systems Corp.	100	3,951
National Instruments Corp.	200	5,480
National Semiconductor Corp.	1,200	28,620
NAVTEQ Corp.*	300	13,404
NCR Corp.*	600	21,984
Neoware, Inc.*	100	1,229
Net 1 UEPS Technologies, Inc.*	200	5,470
Netgear, Inc.*	100	2,165
NetIQ Corp.*	200	2,438
Netlogic Microsystems, Inc.*	100	3,225
Network Appliance, Inc.*	1,300	45,890
Newport Corp.*	100	1,612
Novatel Wireless, Inc.*	100	1,038
Novell, Inc.*	1,200	7,956
Novellus Systems, Inc.*	400	9,880
Nuance Communications, Inc.*	300	3,018
Nvidia Corp.*	1,200	25,548
Omnivision Technologies, Inc.*	200	4,224
ON Semiconductor Corp.*	500	2,940
Open Solutions, Inc.*	100	2,661
Openwave Systems, Inc.*	300	3,462
Opsware, Inc.*	300	2,472
Oracle Corp.*	18,965	274,803
Packeteer, Inc.*	100	1,134
Palm, Inc.*	300	4,830
Parametric Technology Corp.*	360	4,576
Park Electrochemical Corp.	100	2,575
Paxar Corp.*	100	2,057
Paychex, Inc.	1,100	42,878
PDF Solutions, Inc.*	100	1,241
Perot Systems Corp. (Class A)*	300	4,344
Photon Dynamics, Inc.*	100	1,252
Photronics, Inc.*	100	1,480
Plantronics, Inc.	200	4,442
Plexus Corp.*	200	6,842
PMC - Sierra, Inc.*	600	5,640
Polycom, Inc.*	300	6,576
Portalplayer, Inc.*	100	981
Power Integrations, Inc.*	100	1,748
Powerwave Technologies, Inc.*	300	2,736
Presstek, Inc.*	100	931
Progress Software Corp.*	100	2,341
QLogic Corp.*	600	10,344
Qualcomm, Inc.	5,700	228,399
Quality Systems, Inc.	100	3,682
Quantum Corp.*	600	1,572
Quest Software, Inc.*	200	2,808
Rackable Systems, Inc.*	100	3,949
Radisys Corp.*	100	2,196
Rambus, Inc.*	300	6,843
RealNetworks, Inc.*	400	4,280
Red Hat, Inc.*	600	14,040
Redback Networks, Inc.*	200	3,668
Reynolds & Reynolds Co.	200	6,134
RF Micro Devices, Inc.*	600	3,582
Rofin-Sinar Technologies, Inc.*	100	5,747
Rogers Corp.*	100	5,634
RSA Security, Inc.*	200	5,438
S1 Corp.*	300	1,440
Sabre Holdings Corp. (Class A)	400	8,800
SafeNet, Inc.*	100	1,772
Salesforce.com, Inc.*	300	7,998
SanDisk Corp.*	700	35,686
Sanmina-SCI Corp.*	1,700	7,820
Sapient Corp.*	300	1,590
Scansource, Inc.*	200	5,864
Secure Computing Corp.*	100	860
Semtech Corp.*	200	2,890
Silicon Image, Inc.*	300	3,234
Silicon Laboratories, Inc.*	200	7,030
Silicon Storage Technology, Inc.*	300	1,218
Sirf Technology Holdings, Inc.*	200	6,444
Skyworks Solutions, Inc.*	500	2,755
Sohu.com, Inc.*	100	2,579
Solectron Corp.*	3,200	10,944
Sonic Solutions, Inc.*	100	1,650
SonicWALL, Inc.*	200	1,798
Sonus Networks, Inc.*	800	3,960
Spansion, Inc. (Class A)*	200	3,188
SPSS, Inc.*	100	3,214
SRA International, Inc. (Class A)*	100	2,663
Standard Microsystems Corp.*	100	2,183
Sun Microsystems, Inc.*	11,800	48,970
Sybase, Inc.*	300	5,820
Sycamore Networks, Inc.*	600	2,436
SYKES Enterprises, Inc.*	100	1,616
Symantec Corp.*	3,700	57,498
Symbol Technologies, Inc.	800	8,632
Symmetricom, Inc.*	200	1,414
Synaptics, Inc.*	100	2,140
Synopsys, Inc.*	500	9,385
Take-Two Interactive Software, Inc.*	200	2,132
Talx Corp.	150	3,280
Tech Data Corp.*	200	7,662
Technitrol, Inc.	100	2,315
Tekelec*	200	2,470
Tektronix, Inc.	300	8,826
Tellabs, Inc.*	1,500	19,965
Teradyne, Inc.*	600	8,358
Tessera Technologies, Inc.*	200	5,500
Texas Instruments, Inc.	5,300	160,537
THQ, Inc.*	250	5,400
TIBCO Software, Inc.*	700	4,935
TNS, Inc.*	100	2,069
Total System Services, Inc.	100	1,925
Transaction Systems Architects, Inc.*	100	4,169
Trident Microsystems, Inc.*	200	3,796
Trimble Navigation Ltd.*	200	8,928
Triquint Semiconductor, Inc.*	500	2,230
TTM Technologies, Inc.*	200	2,894
Tyler Technologies, Inc.*	100	1,120
Ultimate Software Group, Inc.*	100	1,916
Ultratech, Inc.*	100	1,574
Unisys Corp.*	1,100	6,908
United Online, Inc.	200	2,400
Universal Display Corp.*	100	1,331
Utstarcom, Inc.*	300	2,337
Valueclick, Inc.*	300	4,605
Varian Semiconductor Equipment Associates, Inc.*	150	4,892
Veeco Instruments, Inc.*	100	2,384
VeriFone Holdings, Inc.*	100	3,048
VeriSign, Inc.*	900	20,853
Viasat, Inc.*	100	2,568
Vignette Corp.*	100	1,458
Vishay Intertechnology, Inc.*	800	12,584
Vitesse Semiconductor Corp.*	300	432
WebEx Communications, Inc.*	100	3,554
webMethods, Inc.*	200	1,974
Websense, Inc.*	200	4,108
Western Digital Corp.*	700	13,867
Wind River Systems, Inc.*	200	1,780
Witness Systems, Inc.*	100	2,017
Wright Express Corp.*	100	2,874
Xerox Corp.*	3,300	45,903
Xilinx, Inc.	1,200	27,180
Yahoo!, Inc.*	4,800	158,400
Zebra Technologies Corp.*	300	10,248
Zoran Corp.*	200	4,868
8,322,849
Materials (0.9%)
Air Products & Chemicals, Inc.	800	51,136
Airgas, Inc.	200	7,450
AK Steel Holding Corp.*	400	5,532
Albemarle Corp.	100	4,788
Alcoa, Inc.	3,000	97,080
Aleris International, Inc.*	100	4,585
Allegheny Technologies, Inc.	300	20,772
AMCOL International Corp.	100	2,635
Aptargroup, Inc.	100	4,961
Arch Chemicals, Inc.	100	3,605
Ashland, Inc.	200	13,340
Ball Corp.	400	14,816
Bemis Co.	400	12,248
Bowater, Inc.	200	4,550
Brush Engineered Materials, Inc.*	100	2,085
Cabot Corp.	200	6,904
Caraustar Industries, Inc.*	100	900
Carpenter Technology Corp.	100	11,550
Celanese Corp. (Class A)	200	4,084
Century Aluminum Co.*	100	3,569
CF Industries Holdings, Inc.	200	2,852
Chaparral Steel Co.*	100	7,202
Chemtura Corp.	800	7,472
Chesapeake Corp.	100	1,641
Cleveland-Cliffs, Inc.	100	7,929
Coeur d'Alene Mines Corp.*	800	3,848
Commercial Metals Co.	400	10,280
Compass Minerals International, Inc.	100	2,495
Crown Holdings, Inc.*	500	7,785
Cytec Industries, Inc.	200	10,732
Dow Chemical Co.	3,300	128,799
Eagle Materials, Inc.	200	9,500
Eastman Chemical Co.	300	16,200
Ecolab, Inc.	600	24,348
EI Du Pont de Nemours & Co.	3,200	133,120
Ferro Corp.	100	1,596
Florida Rock Industries, Inc.	200	9,934
FMC Corp.	100	6,439
Freeport-McMoRan Copper & Gold, Inc. (Class B)	600	33,246
Georgia Gulf Corp.	100	2,502
Gibraltar Industries, Inc.	100	2,900
Glatfelter	200	3,174
Greif, Inc. (Class A)	100	7,496
HB Fuller Co	100	4,357
Headwaters, Inc.*	100	2,556
Hecla Mining Co.*	400	2,100
Hercules, Inc.*	400	6,104
Huntsman Corp.*	300	5,196
International Flavors & Fragrances, Inc.	300	10,572
International Paper Co.	1,700	54,910
Louisiana-Pacific Corp.	400	8,760
Lubrizol Corp.	200	7,970
Lyondell Chemical Co.	700	15,862
MacDermid, Inc.	100	2,880
Martin Marietta Materials, Inc.	200	18,230
MeadWestvaco Corp.	700	19,551
Metal Management, Inc.	100	3,062
Minerals Technologies, Inc.	100	5,200
Monsanto Co.	900	75,771
Mosaic Co. *	400	6,260
Myers Industries, Inc.	100	1,719
Nalco Holding Co.*	300	5,289
Neenah Paper, Inc.	100	3,045
NewMarket Corp.	100	4,906
Newmont Mining Corp.	1,400	74,102
Nucor Corp.	1,100	59,675
Olin Corp.	200	3,586
OM Group, Inc.*	100	3,085
Oregon Steel Mills, Inc.*	100	5,066
Owens-Illinois, Inc.*	500	8,380
Packaging Corp. of America	300	6,606
Pactiv Corp.*	500	12,375
Phelps Dodge Corp.	700	57,512
PolyOne Corp.*	300	2,634
PPG Industries, Inc.	600	39,600
Praxair, Inc.	1,100	59,400
Quanex Corp.	150	6,460
Reliance Steel & Aluminum Co.	100	8,295
Rock-Tenn Co. (Class A)	100	1,595
Rockwood Holdings, Inc.*	100	2,301
Rohm & Haas Co.	600	30,072
Royal Gold, Inc.	100	2,782
RPM International, Inc.	400	7,200
RTI International Metals, Inc.*	100	5,584
Ryerson, Inc.	100	2,700
Schnitzer Steel Industries, Inc.	100	3,548
Schulman A, Inc.	70	1,602
Schweitzer-Mauduit International, Inc.	100	2,165
Scotts Miracle-Gro Co. (Class A)	200	8,464
Sealed Air Corp.	300	15,624
Sensient Technologies Corp.	200	4,182
Sigma-Aldrich Corp.	200	14,528
Silgan Holdings, Inc.	100	3,701
Smurfit-Stone Container Corp.*	800	8,752
Sonoco Products Co.	300	9,495
Spartech Corp.	100	2,260
Steel Dynamics, Inc.	200	13,148
Stillwater Mining Co*	100	1,268
Symyx Technologies*	100	2,415
Temple-Inland, Inc.	400	17,148
Terra Industries, Inc.*	300	1,911
Texas Industries, Inc.	100	5,310
Titanium Metals Corp.*	300	10,314
Tronox, Inc.	80	1,054
United States Steel Corp.	400	28,048
Valspar Corp.	400	10,564
Vulcan Materials Co.	300	23,400
Wausau Paper Corp.	100	1,245
Weyerhaeuser Co.	900	56,025
Worthington Industries	200	4,190
WR Grace & Co.*	200	2,340
1,634,091
Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	100	1,265
Alltel Corp.	1,300	82,979
American Tower Corp. (Class A)*	1,400	43,568
AT&T, Inc.	13,226	368,873
BellSouth Corp.	6,200	224,440
Broadwing Corp.*	200	2,070
Centennial Communications Corp.	100	520
CenturyTel, Inc.	400	14,860
Cincinnati Bell, Inc.*	800	3,280
Citizens Communications Co.	1,100	14,355
Commonwealth Telephone Enterprises, Inc.	100	3,316
Covad Communications Group, Inc.*	1,000	2,010
Crown Castle International Corp.*	700	24,178
Dobson Communications Corp.*	400	3,092
Embarq Corp.*	480	19,675
Fairpoint Communications, Inc.	100	1,440
First Avenue Networks, Inc.*	200	2,176
General Communication, Inc. (Class A)*	200	2,464
Golden Telecom, Inc.	100	2,535
IDT Corp. (Class B)*	200	2,758
Iowa Telecommunications Services, Inc.	100	1,892
iPCS, Inc.*	100	4,830
Leap Wireless International, Inc.*	100	4,745
Level 3 Communications, Inc.*	3,000	13,320
NeuStar, Inc. (Class A)*	200	6,750
NII Holdings, Inc.*	500	28,190
North Pittsburgh Systems, Inc.	100	2,756
PanAmSat Holding Corp.	200	4,996
Premiere Global Services, Inc.*	200	1,510
Price Communications Corp.*	200	3,390
Qwest Communications International, Inc.*	5,300	42,877
SBA Communications Corp. (Class A)*	300	7,842
Sprint Nextel Corp.	9,900	197,901
SureWest Communications	100	1,932
Syniverse Holdings, Inc.*	100	1,470
Telephone & Data Systems, Inc.	400	16,560
Time Warner Telecom, Inc. (Class A)*	200	2,970
Ubiquitel, Inc.*	300	3,102
US Cellular Corp.*	100	6,060
USA Mobility, Inc.	100	1,660
Valor Communications Group, Inc.	100	1,145
Verizon Communications, Inc.	9,916	332,087
Wireless Facilities, Inc.*	200	550
1,508,389
Utilities (1.3%)
AES Corp. *	2,300	42,435
AGL Resources, Inc.	300	11,436
Allegheny Energy, Inc.*	600	22,242
Allete, Inc.	100	4,735
Alliant Energy Corp.	400	13,720
Ameren Corp.	700	35,350
American Electric Power Co., Inc.	1,300	44,525
American States Water Co.	100	3,565
Aqua America, Inc.	400	9,116
Aquila, Inc.*	1,500	6,315
Atmos Energy Corp.	300	8,373
Avista Corp.	200	4,566
Black Hills Corp.	100	3,433
California Water Service Group	100	3,574
Centerpoint Energy, Inc.	1,000	12,500
CH Energy Group, Inc.	100	4,800
Cleco Corp.	200	4,650
CMS Energy Corp.*	700	9,058
Consolidated Edison, Inc.	800	35,552
Constellation Energy Group, Inc.	600	32,712
Dominion Resources, Inc./VA	1,200	89,748
DPL, Inc.	400	10,720
DTE Energy Co.	600	24,444
Duke Energy Corp.	4,292	126,056
Duquesne Light Holdings, Inc.	300	4,932
Dynegy, Inc. (Class A)*	1,300	7,111
Edison International	1,100	42,900
El Paso Electric Co.*	200	4,032
Empire District Electric Co.	100	2,055
Energen Corp.	300	11,523
Energy East Corp.	500	11,965
Entergy Corp.	700	49,525
Equitable Resources, Inc.	400	13,400
Exelon Corp.	2,300	130,709
FirstEnergy Corp.	1,100	59,631
FPL Group, Inc.	1,400	57,932
Great Plains Energy, Inc.	300	8,358
Hawaiian Electric Industries, Inc.	300	8,373
IdaCorp., Inc.	100	3,429
KeySpan Corp.	600	24,240
Laclede Group, Inc.	100	3,436
MDU Resources Group, Inc.	400	14,644
MGE Energy, Inc.	100	3,115
Mirant Corp.*	1,000	26,800
National Fuel Gas Co.	300	10,542
New Jersey Resources Corp.	100	4,678
Nicor, Inc.	200	8,300
NiSource, Inc.	900	19,656
Northeast Utilities	600	12,402
Northwest Natural Gas Co.	100	3,703
NorthWestern Corp.	100	3,435
NRG Energy, Inc.*	439	21,151
NSTAR	400	11,440
OGE Energy Corp.	300	10,509
Oneok, Inc.	400	13,616
Otter Tail Corp.	100	2,733
Peoples Energy Corp.	100	3,591
Pepco Holdings, Inc.	600	14,148
PG&E Corp.	1,200	47,136
Piedmont Natural Gas Co.	300	7,290
Pinnacle West Capital Corp.	300	11,973
PNM Resources, Inc.	200	4,992
Portland General Electric Co.	100	2,497
PPL Corp.	1,300	41,990
Progress Energy, Inc.	900	38,583
Public Service Enterprise Group, Inc.	900	59,508
Puget Energy, Inc.	400	8,592
Questar Corp.	300	24,147
Reliant Energy, Inc.*	1,000	11,980
SCANA Corp.	400	15,432
Sempra Energy	7,175	326,319
Sierra Pacific Resources*	700	9,800
South Jersey Industries, Inc.	100	2,739
Southern Co.	2,500	80,125
Southern Union Co.	300	8,118
Southwest Gas Corp.	100	3,134
TECO Energy, Inc.	700	10,458
TXU Corp.	1,600	95,664
UGI Corp.	400	9,848
UIL Holdings Corp.	100	5,629
Unisource Energy Corp.	100	3,115
Vectren Corp.	300	8,175
Westar Energy, Inc.	300	6,315
WGL Holdings, Inc.	200	5,790
Wisconsin Energy Corp.	4,175	168,253
WPS Resources Corp.	200	9,920
Xcel Energy, Inc.	1,400	26,852
2,246,013
Total Common Stocks (Active & Passive Domestic Equities)
(Cost--$53,125,507)	55,777,361

Investment Companies (Active International & Passive Domestic Equities)(8.9%)
Ares Capital Corp.	106	1,795
Longleaf Partners International Fund	405,061	7,291,092
Oakmark International Fund	309,052	7,890,108
Total Investment Companies (Active International & Passive Domestic Equities)
(Cost--$14,042,014)	15,182,995

Partnerships (Active Domestic & International Equities)(13.6%) **
Partnership (Active Domestic Equity)
ValueAct Capital Partners, L.P.	8,460,576
Partnership (Active International Equity)
Liberty Square Strategic Partners IV Asia Offshore Fund, L.P.	4,646,355
Walter Scott International Fund LLC	10,185,871
Total Partnerships (Active Domestic & International Equities)
(Cost--$21,400,000)	23,292,802
TOTAL EQUITY INVESTMENTS
(Cost--$88,567,521)	94,253,158

ALTERNATIVE ASSETS (22.6%) **
Hedge Funds
Canyon Value Realization Fund, L.P.	9,488,772
FFIP, L.P.	8,563,440
Lansdowne European Strategic Equity Fund, L.P.	3,722,526
Perry Partners, L.P.	9,343,782
Royal Capital Value Fund, L.P.	3,819,854
Tiedemann Global Emerging Markets QP, L.P.	3,801,445
TOTAL ALTERNATIVE ASSETS
(Cost--$36,500,000)	38,739,819
Principal
Amount
FIXED INCOME INVESTMENTS (9.7%)
Asset Backed Securities (1.0%)
American Express Credit Account Master Trust, Series 06-A, Class A, 5.189%, due 08/15/11 (c)(f)	$ 300,000	299,906
Capital Auto Receivables Asset Trust, Series 06-1, Class A2B, 5.229%, due 09/15/08 (f)	98,872	98,866
Capital One Auto Finance Trust, Series 06-A, Class A4, 5.209%, due 12/15/12 (f)	290,000	290,062
Chase Issuance Trust, Series 05-A7, Class A7, 4.55%, due 03/15/13	300,000	288,111
EMC Mortgage Loan Trust, Series 05-B, Class A1, 5.793%, due 04/25/42 (c)(f)	142,101	142,101
GE Dealer Floorplan Master Note Trust, Series 04-2, Class A, 5.347%, due 07/20/09 (f)	200,000	200,142
Massachusetts RRB Special Purpose Trust, Series 05-1, Class A4, 4.40%, due 03/15/15	100,000	93,396
Residential Asset Securities Corp., Series 05-KS1, Class A2, 5.513%, due 05/25/34 (f)	290,830	291,049
1,703,633
Collateralized Mortgage Obligations (0.9%)
Arran Residential Mortgages Funding PLC, Series 06-1A, Class A1B, 5.281%, due 04/12/36 (c)(f)	270,000	270,000
Banc of America Large Loan, Series 05-ESHA, Class A1, 5.354%, due 07/14/20 (c)(f)	150,000	150,313
Countrywide Home Loan Mortgage Pass Through Trust, Series 04-12, Class 16A1, 6.037%, due 08/25/34 (f)	168,011	170,164
GE Capital Commercial Mortgage Corp., Series 05-C1, Class A2, 4.353%, due 06/10/48	400,000	382,899
GS Mortgage Securities Corp. II, Series 05-GG4, Class A4A, 4.751%, due 07/10/39	180,000	166,357
GS Mortgage Securities Corp. II, Series 06-GG6, Class A2, 5.506%, due 04/10/38 (f)	130,000	128,704
Merrill Lynch Mortgage Trust, Series 05-CKI1, Class A6, 5.417%, due 11/12/37 (f)	120,000	115,115
Structured Asset Mortgage Investments, Inc., Series 05-AR2, Class 3A1, 6.509%, due 05/25/45 (f)	158,193	160,479
1,544,031
Corporate Bonds (0.3%)
Consumer Discretionary (0.0%)
British Sky Broadcasting plc, 8.20%, due 07/15/09	33,000	35,045
DaimlerChrysler NA Holding Corp., 4.05%, due 06/04/08	20,000	19,337
DaimlerChrysler NA Holding Corp., 4.875%, due 06/15/10	20,000	19,118
73,500
Financials (0.2%)
Bank of America Corp., 3.875%, due 1/15/08	40,000	39,006
Bank of America Corp., 4.25%, due 10/01/10	16,000	15,173
Bear Stearns Cos., Inc. , 4.55%, due 06/23/10	30,000	28,772
CIT Group Funding Co. of Canada, 4.65%, due 07/01/10	60,000	57,533
Citigroup, Inc., 4.625%, due 08/03/10	20,000	19,268
Citigroup, Inc., 5.125%, due 02/14/11	36,000	35,155
International Lease Finance Corp., 5.125%, due 11/01/10	26,000	25,362
JPMorgan Chase & Co., 3.625%, due 05/01/08	30,000	28,918
JPMorgan Chase & Co., 5.60%, due 06/01/11	19,000	18,862
Morgan Stanley, 3.625%, due 04/01/08	50,000	48,389
SLM Corp., 5.45%, due 04/25/11	15,000	14,740
331,178
Health Care (0.0%)
Wyeth, 4.375%, due 03/01/08	22,000	21,554

Industrials (0.0%)
Kowloon Canton Railway Corp., 8.00%, due 03/15/10	20,000	21,461

Information Technology (0.0%)
Oracle Corp. & Ozark Holding, Inc., 5.00%, due 01/15/11	20,000	19,302

Telecommunication Services (0.1%)
Cisco Systems, Inc., 5.25%, due 02/22/11	23,000	22,573
Nextel Communications, Inc., Series E, 6.875%, due 10/31/13	18,000	18,106
Telecom Italia Capital SA, 4.875%, due 10/01/10	40,000	38,249
78,928
Utilities (0.0%)
Dominion Resources, Inc./VA, Series A, 8.125%, due 06/15/10	30,000	32,196
KeySpan Corp., 7.625%, due 11/15/10	20,000	21,205
53,401
U.S. Government Securities (7.5%)
Federal Home Loan Mortgage Corp. (0.3%)
4.00%, due 08/17/07	310,000	304,917
4.125%, due 10/18/10	150,000	142,238
6.25%, due 07/15/32	60,000	65,135
512,290
Federal National Mortgage Association (2.8%)
3.25%, due 02/15/09	200,000	189,396
5.00%, due 07/25/36 TBA (d)	390,000	364,528
5.50%, due 04/01/34	451,434	435,536
5.50%, due 05/01/34	126,133	121,681
5.50%, due 07/25/36 TBA (d)	1,360,000	1,306,024
6.00%, due 07/25/36 TBA (d)	2,220,000	2,184,617
6.50%, due 07/25/36 TBA	260,000	261,300
4,863,082
Government National Mortgage Association (0.3%)
5.50%, due 07/25/36 TBA (d)(e)	580,000	559,519

U.S. Treasury Bonds (0.7%)
6.00%, due 02/15/26	210,000	227,473
6.125%, due 11/15/27	580,000	640,855
6.25%, due 08/15/23	210,000	231,607
1,099,935
U.S. Treasury Notes (3.4%)
2.50%, due 10/31/06	1,000,000	991,367
3.00%, due 02/15/09	11,000	10,428
3.125%, due 10/15/08	965,000	923,309
3.875%, due 09/15/10 (e)	1,070,000	1,021,014
4.00%, due 02/15/15	1,020,000	939,914
4.25%, due 08/15/13	787,000	746,666
4.50%, due 11/15/15	1,190,000	1,133,475
5,766,173
TOTAL FIXED INCOME INVESTMENTS
(Cost--$17,014,280)	16,647,987

SHORT-TERM INVESTMENTS (7.3%)
Commercial Paper (0.0%)
J. P. Morgan Chase & Co.
4.62%, due 07/03/06 (f)	48,096	48,096

Discount Notes (4.7%)
Federal Agricultural Mortgage Corp.
4.94%, due 07/28/06 (a)	1,830,000	1,823,000

Federal Farm Credit Bank
4.77%, due 07/26/06 (a)	1,300,000	1,295,536

Federal Home Loan Bank
5.16%, due 07/14/06 (a)	1,800,000	1,796,395

Federal Home Loan Mortgage Corp.
5.01%, due 07/05/06 (a)	1,400,000	1,399,026

Federal National Mortgage Association
5.17%, due 07/19/06 (a)	1,660,000	1,655,558

U.S. Treasury Securities (2.6%)	7,969,515
U.S. Treasury Bills
4.54%, due 08/17/06 (a)(e)	4,040,000	4,015,703
4.60%, due 09/07/06 (a)(b)	525,000	520,410
4,536,113

TOTAL SHORT-TERM INVESTMENTS
(Cost--$12,555,204)	12,553,724
TOTAL INVESTMENTS (94.7%)
(Cost--$154,637,005)	162,194,688
Other Assets less Liabilities (5.3%)	9,129,831
NET ASSETS (100.0%)	$171,324,519

* Non-income producing security.
** Securities were valued at fair value -- At June 30, 2006, the Fund held $62,032,621 of fair valued securities, representing 36.2% of net assets.
(a) Zero coupon security -- rate disclosed is yield as of June 30, 2006.
(b) All or a portion of the security was pledged to cover margin requirements for future contracts.
(c) Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d) Dollar roll transaction.
(e) All or a portion of the security has been segregated to meet the Fund's obligation for delayed delivery securities.
(f)Variable or floating rate security. Rate disclosed is as of June 30, 2006.
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
TBA -- Security is subject to delayed delivery.

At June 30, 2006, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$154,637,005	$ 10,588,316	$ (3,030,633)	$ 7,557,683

Futures Contracts:
Kiewit Investment Fund LLP had the following futures contract(s) open at period end:

Number
of	Notional	Expiration	Net Unrealized
Contracts	Market Value	Date	Appreciation
Long:
E-mini Russell 2000 Index	1	$ 73,150	Sept -06	2,688
E-mini S & P 500 Index	7	447,790	Sept -06	11,387
E-mini S & P Midcap Index	1	77,160	Sept -06	2,068
$ 16,143

Item 2. Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

August 22, 2006

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

August 22, 2006